                                                            1933 Act File No. 333-83397
                                                            1940 Act File No. 811-09481

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....
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Pre-Effective Amendment No.       ..........................      _____
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Post-Effective Amendment No.  4  ...........................        X
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                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
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Amendment No. 5  ...........................................        X
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                                  HUNTINGTON VA FUNDS

                  (Exact name of Registrant as Specified in Charter)

                                 41 South High Street
                                  Columbus, OH 43287
                       (Address of Principal Executive Offices)

                                    1-800-544-8347
                            (Registrant's Telephone Number)

                                    Ronald J. Corn
                             The Huntington National Bank
                                 41 South High Street
                                 Columbus, Ohio 43287
                        (Name and address of agent for service)
                   (Notices should be sent to the Agent for Service)

                                      Copies to:
                                    Alan G. Priest
                                   Ropes & Gray
                                  One Franklin Square
                          1301 K Street, N.W., Suite 800 East
                                Washington, D.C. 20005

It is proposed that this filing will become effective:

  _ immediately upon filing pursuant to paragraph (b)
    on                   pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
 X  on  April 26, 2002   pursuant to paragraph (a)(i)
  _ 75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

HUNTINGTON VA FUNDS PROSPECTUS

Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA Rotating Index Fund
Huntington VA Dividend Capture Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund

May 1, 2002

[Logo of Huntington Funds]

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

Huntington VA Funds

Table of Contents

How to Read This Prospectus

The Huntington VA Funds are a series of mutual funds established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Huntington VA Funds are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (Huntington), a subsidiary of The Huntington National Bank.

The Funds have various investment goals and strategies. This prospectus gives you important information about the Huntington VA Funds that you should know before investing.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information.

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Introduction
3
Fund Summary, Investment Strategy and Risks

4	VA Growth Fund
6	VA Income Equity Fund
9	VA Rotating Index Fund
12	VA Dividend Capture Fund
15	VA Mid Corp America Fund
18	VA New Economy Fund
Shareowner Guide--How to Invest in the Huntington VA Funds
22	Purchasing Shares
22	Redeeming Shares
More About the Huntington VA Funds
24	Management of the Trust
26	Dividends and Distributions
26	Tax Consequences
26	Financial Information
27	Financial Highlights
29	Additional Investment Strategies
30	Investment Practices
36	Glossary of Investment Risks

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

May 1, 2002

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Introduction

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Each Huntington VA Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington VA Funds, you should know a few basics about investing in mutual funds.

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The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

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As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Huntington VA Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

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Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Each Fund’s investment goal is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees.

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The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

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Fund Summary, Investment Strategy and Risks

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VA Growth Fund

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Fund Summary

Investment Goal

To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus

Common stocks of medium to large companies

Principal Investment Strategy

Seeks to invest in companies offering above-average growth potential

Share Price Volatility

Moderate to High

Investor Profile

Long-term investors seeking capital appreciation

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Investment Strategy

The Huntington VA Growth Fund seeks to achieve long-term capital appreciation primarily through investing in equity securities.

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The Adviser intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Adviser occasionally invests in established companies which present growth opportunities and it believes have temporarily depressed prices.

In selecting investments, the Adviser reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser also monitors the Fund's existing positions to determine the benefits of retention.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies’’ and “Investment Practices.’’

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements. Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses — those of medium to large U.S. growth companies — will underperform other types of stock investments or the market as a whole.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see “Glossary of Investment Risks.’’

Fund Summary, Investment Strategy and Risks

VA Growth Fund
continued

Performance Information

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This section would normally include a bar chart and table showing how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Fund Summary, Investment Strategy and Risks

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VA Income Equity Fund

Fund Summary

Investment Goal

To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus

Common and preferred stocks

Principal Investment Strategy

Attempts to identify stocks that pay high dividends

Share Price Volatility

Moderate

Investor Profile

Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

Investment Strategy

The Huntington VA Income Equity Fund seeks to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Adviser focuses primarily on equity securities, and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock, which have a history of increasing or paying high dividends. As an additional income source, the Adviser also invests in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Adviser selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

In evaluating the current yield of a security, the Adviser considers dividend growth to be most important, followed by capital appreciation. The Adviser actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies’’ and “Investment Practices.’’

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Fund Summary, Investment Strategy and Risks

VA Income Equity Fund
continued

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements. Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

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The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see “Glossary of Investment Risks.’’

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Fund Summary, Investment Strategy and Risks

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VA Income Equity Fund
continued

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund. The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

Best Quarter	Q2 2001	7.32%
Worst Quarter	Q3 2001	(6.33)%

The performance information above is based on a calendar year.

This table compares the Fund’s average annual total returns for periods ended 12/31/2001, to those of the Standard and Poor’s 500 Index (S&P 500) and the Lipper Equity Income Funds Index (LEIFI).

Average Annual Total Returns

(for the periods ended December 31, 2001)

	1 Year	Since Inception*
VA Income Equity Fund	2.34%	3.37%
S&P 500 Index(1)	(11.88)%	(3.78)%
Lipper Equity Income Funds Index(2)	(5.20)%	3.35%

(1) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

(2) An average of funds with similar investment objectives

* Since 10/21/99

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Fund Summary, Investment Strategy and Risks

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VA Rotating Index Fund

Fund Summary

Investment Goal

To seek to approximate the returns of the broad-based equity market index as determined by the Fund’s Investment Adviser to be the most favorable in a given market environment.

Investment Focus

Common stocks and index-based securities

Principal Investment Strategy

Attempts to emulate the returns of the broad-based equity index determined by the Adviser to be the most favorable given current economic conditions by investing in the stocks comprising that index or in index-based securities.

Share Price Volatility

Moderate to High

Investor Profile

Long-term investors seeking capital appreciation

Investment Strategy

The Huntington VA Rotating Index Fund seeks to approximate the returns of various broad-based equity market indices as determined by the Fund’s Investment Adviser to be the most favorable in a given market environment.

The Fund will pursue its objective, under normal market conditions, by investing (either directly or through the ownership of domestic index-based securities, as described below) substantially all of its assets in the stocks that comprise the broad-based equity index selected by the Adviser. In determining which broad-based equity index the Fund will seek to emulate, the Adviser will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Fund currently seeks to approximate the returns of the Russell 2000 Index (“Russell 2000”). The Adviser will continuously monitor the market environment and may shift the index that the Fund emulates when the Adviser determines that another broad-based equity index is more favorable given the current market environment.

Until the total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the index selected by the Adviser, but will instead invest indirectly in the index through its acquisition of index-based securities such as iShares Russell 2000 Index Fund, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”).

Although the Fund will attempt to remain fully invested in the composite stocks of the selected broad based equity index, for liquidity purposes, the Fund may invest in money market instruments.

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Fund Summary, Investment Strategy and Risks

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VA Rotating Index Fund
 continued

Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000, S&P 500 Index, or the NASDAQ-100 Index.

A broad-based equity index is one that provides investors with a performance indicator of the overall applicable stock market or a substantial portion of the market. Examples include, but are not limited to, the S&P 500 Index, Dow Jones Industrial Average, NASDAQ-100 Index or Russell 2000 Index. Additionally, indexes emphasizing large, medium or small capitalization companies as well as growth or value stocks would also be considered broad-based. An index is not considered to be broad-based if it is composed of securities of firms in a particular industry or group of related industries.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements. Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of the broad-based equity index selected by the Adviser — will underperform other kinds of investments or market averages.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about the Fund’s investment strategies and more information about these risks, please see “Additional Investment Strategy” and “Glossary of Investment Risks.”

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Fund Summary, Investment Strategy and Risks

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VA Rotating Index Fund
continued

Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Fund Summary, Investment Strategy and Risks

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VA Dividend Capture Fund

Fund Summary

Investment Goal

To seek total return on investment, with dividend income as an important component of that return

Investment Focus

U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy

Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility

Moderate

Investor Profile

Investors seeking capital appreciation with the potential for higher current income than the average stock fund

Investment Strategy

The Huntington VA Dividend Capture Fund seeks total return on investment, with dividend income as an important component of that return.

To pursue its primary goal, the Fund invests at least 65% of its assets in dividend-paying stocks that the Adviser believes are undervalued or out-of-favor. The Adviser intends to invest in common stock, preferred stock, and REIT’s (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Adviser will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend).

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the company’s future prospects. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security’s historic valuations. Factors considered will include fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. The Adviser then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Fund may, under varying market conditions, employ various strategies which involve put and/or call option contracts.

The Adviser typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Adviser’s opinion, leaves little for investor gain. The Adviser may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

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Fund Summary, Investment Strategy and Risks

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VA Dividend Capture Fund
continued

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.’’

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Basis Risk: Financial instruments such as options or futures contacts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

For more information about these risks, please see “Glossary of Investment Risks.”

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Fund Summary, Investment Strategy and Risks

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VA Dividend Capture Fund
continued

Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Fund Summary, Investment Strategy and Risks

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VA Mid Corp America Fund

Fund Summary

Investment Goal

To seek long-term capital appreciation by investing primarily in equity securities of companies that are either included in the Russell 3000 Index or have market capitalizations within the range of such included companies

Investment Focus

Common stocks

Principal Investment Strategy

Attempts to identify companies with outstanding growth characteristics

Share Price Volatility

Moderate to High

Investor Profile

Long-term investors seeking capital appreciation

Investment Strategy

The Huntington VA Mid Corp America Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. To pursue this goal, the Fund invests primarily in common stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 3000 Index. The Fund will mainly focus on the 2000 companies with market capitalization in the middle of the Russell 3000 Index and will normally not invest in the 500 companies with the smallest market capitalization or 500 companies with the largest market capitalization. The Russell 3000 Index represents the top 3,000 NASDAQ, NYSE, and AMEX U.S. domiciled stocks as ranked by their market capitalization. As of June 30, 2001, the Russell 3000 Index statistics were as follows; the average market capitalization was approximately $4.6 billion and the median market capitali zation was approximately $732 million. The Index had a total market capitalization range of approximately $487 billion to $147 million.

In managing the Fund’s portfolio, the Adviser emphasizes both growth and value in seeking small cap to mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both “growth” and “value” stocks. Factors the Adviser typically considers is selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser monitors the Fund’s existing positions to determine benefits of re taining a particular security.

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Fund Summary, Investment Strategy and Risks

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VA Mid Corp America Fund
continued

The Adviser will apply a top down strategy, industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk return potential.

The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Adviser seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily small to mid cap companies — will underperform other kinds of investments or market averages.

Small/Mid Cap Stock Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

For more information about these risks, please see “Glossary of Investment Risks.”

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Fund Summary, Investment Strategy and Risks

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VA Mid Corp America Fund
continued

Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Fund Summary, Investment Strategy and Risks

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VA New Economy Fund

Fund Summary

Investment Goal

To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus

Common stocks of technology and scientific companies

Principal Investment Strategy

Long-term capital appreciation

Share Price Volatility

High

Investor Profile

Long-term investors seeking capital appreciation

Investment Strategy

The Huntington VA New Economy Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.

“New economy” companies are those that are substantially engaged in developing products, processes, or services that provide technological or scientific advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.

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Fund Summary, Investment Strategy and Risks

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VA New Economy Fund
continued

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of companies focusing on technological and scientific advancements — will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

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Fund Summary, Investment Strategy and Risks

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VA New Economy Fund
continued

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Mid/Small Cap Stock Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

For more information about these risks, please see “Glossary of Investment Risks.”

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Fund Summary, Investment Strategy and Risks

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VA New Economy Fund
continued

Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Shareowner Guide —
How to Invest in the Huntington VA Funds

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Purchasing Shares

You may purchase shares of the Huntington VA Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. These shares are not offered directly to the public.

You should refer to the prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select the Huntington VA Funds as an investment option for your contract or policy.

What Shares Cost

The offering price of a share is its net asset value (determined after the order is considered received by the Trust). The Trust has authorized participating insurance companies to accept purchase orders on its behalf.

The Trust calculates the net asset value per share for each of the Huntington VA Funds as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

The Funds do not impose any sales charges on the purchase of shares. Withdrawal charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees are described in the prospectuses for participating insurance companies, variable annuity contracts and variable life insurance policies.

The Trust calculates net asset value for each of the Funds offered by this Prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust’s Statement of Additional Information.

Notes About Purchases

Participating insurance companies, through their separate accounts, are responsible for placing orders to purchase shares of the Huntington VA Funds. In order to purchase shares of a Fund on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

The Trust reserves the right to suspend the sale of shares of any of its Funds temporarily and the right to refuse any order to purchase shares of any of its Funds.

If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge the separate account a fee. In addition, the separate account will be liable for any losses incurred by the Trust in connection with the transaction.

Redeeming Shares

You may redeem shares of the Huntington VA Funds only through participating insurance companies.

We redeem shares of the Huntington VA Funds on any business day when both the Federal Reserve Banks and the New York Stock Exchange are open. The price at which the Trust will redeem a share will be its net asset value (determined after the order is considered received). The Trust has authorized the participating insurance companies to accept redemption requests on its behalf.

The Trust calculates the net asset value per share for each of the Huntington VA Funds as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

Shareowner Guide —
How to Invest in the Huntington VA Funds

Notes About Redemptions

In order to redeem shares of a Huntington VA Fund on a particular day, the Trust must receive the request before 3:00 p.m. (Eastern Time) that day.

For redemptions requests received prior to the cut-off time, usually the proceeds will be wired on the same day; for redemption requests received after the cut-off time, usually proceeds will be wired the following business day after net asset value is next determined. Proceeds are wired to an account designated by the participating insurance companies.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of its Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

The Trust may terminate or modify the methods of redemption at any time.

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Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. Huntington, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

Investment Adviser

Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

Huntington Asset Advisors, Inc., is a separate, wholly owned subsidiary of The Huntington National Bank. As of December 31, 2001, Huntington had assets under management of $3.0 billion and The Huntington National Bank had assets under management of $28.5 billion. Huntington (and its predecessor) has served as an investment adviser to mutual funds since 1987. The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287.

Through its portfolio management team, Huntington makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Funds.

Huntington is entitled to receive the following fees for its services as investment adviser: 0.60% of the average daily net assets of the VA Growth Fund, VA Income Equity Fund, VA Rotating Index Fund, VA Dividend Capture Fund, VA Mid Corp America Fund and the VA New Economy Fund. Huntington may voluntarily waive a portion of its fee or reimburse a fund for certain operating expenses. During the fiscal year ended December 31, 2001, the VA Income Equity Fund paid Huntington management fees of 0.45% as a percentage of average daily net assets.

Portfolio Managers

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All investment decisions for the Huntington VA Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

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Prior Performance of the Huntington Income Equity Fund and the Huntington Growth Fund

The table below presents performance information for Trust Shares of the Huntington Income Equity Fund and the Huntington Growth Fund, both a portfolio of The Huntington Funds, mutual funds advised by Huntington. The investment objectives, strategies and risks of the Huntington VA Income Equity Fund are substantially similar in all material respects to those of the Huntington Income Equity Fund. The investment objectives, strategies and risks of the Huntington VA Growth Fund are substantially similar in all material respects to those of the Huntington Growth Fund.

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However, expenses for the Huntington VA Income Equity Fund and the Huntington VA Growth Fund will differ from those of the Huntington Income Equity Fund and the Huntington Growth Fund, respectively.

The table shows how the average annual returns of the Trust shares of the Huntington Income Equity Fund and the Huntington Growth Fund compare to those of a broad measure of market performance. Total returns shown assume reinvestment of dividends and distributions. The Huntington Income Equity Fund and the Huntington Growth Fund are each a separate fund and their historical performance is not an indication of the potential performance of the Huntington VA Income Equity Fund and the Huntington VA Growth Fund, respectively.

	Average Annual Total Returns (as of 12/31/01)
	1 Year	5 Years	10 Years	Since Inception (7/3/89)
Huntington Income Equity Fund	1.84%	7.43%	9.72%	9.00%
S&P 500	(11.88)%	10.70%	12.93%	13.38%*

	1 Year	5 Years	10 Years	Since Inception (7/3/89)
Huntington Growth Fund	(16.75)%	9.50%	10.62%	10.89%
S&P 500	(11.88)%	10.70%	12.93%	13.38%*

*Since 7/31/89

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Dividends and Distributions

Each of the Funds offered by this Prospectus declares and pays dividends on investment income annually. The Fund also makes distributions of net capital gains, if any, at least annually.

All dividends and distributions payable to a shareholder will be automatically reinvested in additional shares of the respective Huntington VA Fund unless an election is made on behalf of a separate account to receive some or all of a dividend in cash.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax.

Tax Consequences

There are many important tax consequences associated with investment in a Huntington VA Fund. Please read the insurance contract prospectus provided by the participating insurance company and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

Each of the Huntington VA Funds intends to comply with the variable contract asset diversification regulations of the Internal Revenue Service. If a Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code, and income allocable to the contracts would be taxable currently to the holders of such contracts.

Financial Information

Financial Highlights

The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, independent auditors, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

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Financial Highlights

	Huntington VA Growth Fund	Huntington VA Income Equity Fund
	Period Ended December 31,	Year Ended December 31,	Year Ended December 31,	Period Ended December 31,
(For a share outstanding throughout each period)	2001(1)	2001	2000	1999(2)
Selected Per-Share Data
Net Asset Value, Beginning of Period	$10.00	$10.07	$9.84	$10.00

Net investment income/(net operating loss)	(0.04)	0.18	0.33	0.06
Net realized and unrealized gain/(loss) on investments	(0.74)	0.06	0.23	(0.13)

Total from investment operations	(0.78)	0.24	0.56	(0.07)

Distributions from net investment income	—	(0.20)	(0.33)	(0.05)
Return of capital distributions(3)	—	(0.01)	—	(0.04)

Total distributions	—	(0.21)	(0.33)	(0.09)

Net Asset Value, End of Period	$9.22	$10.10	$10.07	$9.84

Total Return(4)	(7.80)%	2.34%	5.85%	(0.72)%

Ratios to Average Net Assets
Expenses	2.00% (5)	1.91%	0.77%	0.77% (5)
Net investment income	(1.11)% (5)	1.76%	3.66%	4.30% (5)
Expense waiver/reimbursement(6)	—	0.15%	1.47%	10.08% (5)
Net assets, end of period (000 omitted)	$434	$4,453	$3,516	$2,221
Portfolio turnover rate	0%	38%	6%	0%

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(1) Reflects operations from the period from May 1, 2001 (commencement of operations) to December 31, 2001.

(2) Reflects operations from the period October 21, 1999 (commencement of operations) to December 31, 1999.

(3)  Represents a return of capital for federal income tax purposes.

(4)  Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.

(5) Computed on an annualized basis.

(6) This expense decrease is reflected in both the expense and net investment income ratios shown above.

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Financial Highlights

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	Huntington VA Rotating Index Fund		Huntington VA Dividend Capture Fund		Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund
(For a share outstanding throughout each period)	Period Ended December 31, 2001(1)
Selected Per-Share Data
Net Asset Value, Beginning of Period	$10.00		$10.00		$10.00		$10.00

Net investment income/(net operating loss)	(0.00	)(2)	0.14		(0.02)		(0.03)
Net realized and unrealized gain/(loss) on investments	0.45		0.10		1.17		0.93

Total from investment operations	0.45		0.24		1.15		0.90

Distributions from net investment income	—		(0.09)		—		—

Net Asset Value, End of Period	$10.45		$10.15		$11.15		$10.90

Total Return(3)	4.50%		2.44%		11.50%		9.00%

Ratios to Average Net Assets
Expenses	2.00	%(4)(5)	2.00	%(4)	2.00	%(4)	2.00	%(4)
Net investment income	(0.21)	%(4)	5.25	%(4)	(0.85)	%(4)	(1.20)	%(4)
Expense waiver/reimbursement(6)	16.20	%(4)	15.47	%(4)	15.87	%(4)	15.91	%(4)
Net assets, end of period (000 omitted)	$210		$220		$289		$228
Portfolio turnover rate	0%		12%		3%		0%

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(1) Reflects operations from the period October 15, 2001 (commencement of operations) to December 31, 2001.

(2) Amount rounds to less than $0.01 per share.

(3) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.

(4) Computed on an annualized basis.

(5) Does not include the effect of expenses of underlying fund.

(6) This expense decrease is reflected in both the expense and net investment income ratios shown above.

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Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

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VA Growth Fund

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  at least 65% of total assets invested in equity securities.

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VA Rotating Index Fund

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  at least 80% of total assets invested, directly or indirectly through index-based securities, in stocks comprising the broad-based equity index that the Adviser has chosen to emulate.

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Additional Investment Policies

VA Rotating Index Fund. For the period that the Fund is invested in a particular broad-based equity index, the Fund attempts to achieve a correlation of at least 95% between the total return of its nets assets before expenses and the total return of the index selected by the Adviser. Perfect correlation would be 100%. Tracking accuracy will be monitored by the Adviser and appropriate adjustments will be made to the portfolio if the targeted correlation is not achieved.

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Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index’s performance, before fees and expenses, is through buying all the index’s securities in the same proportion as they are reflected in the index.

As discussed in the Fund Summary, until total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the selected broad-based equity index, but instead will invest indirectly in the index through its acquisition of index-based securities. Investing through the Fund in index-based securities involves certain additional expenses and certain tax results which would not be present in a direct investment in individual securities.

By investing in the index-based securities indirectly through the Fund (for the period in which the Fund does not have sufficient assets to invest directly in index stocks), an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s policies of investing in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

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Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

Fund Name	Fund Code
VA Growth Fund	1
VA Income Equity Fund	2
VA Rotating Index Fund	3
VA Dividend Capture Fund	4
VA Mid Corp America Fund	5
VA New Economy Fund	6

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Instrument	Fund Code	Risk Type

American Depository Receipts (ADRs): ADRs are foreign Shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars.	1-6	Market Political Foreign Investment

			Asset-Backed Securities: Securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or assets.	6	Pre-payment Market Credit Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1-6	Credit Liquidity Market

Bonds: Interest-bearing or discounted government or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.	2,4,5,6	Market Credit

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Funds will sell only covered call and secured put options, and may buy bonds’ existing option contraction known as “closing transactions”.	1-6	Management Liquidity Credit Market Leverage

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Investment Practices
continued

Instrument	Fund Code	Risk Type

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-6	Market Credit Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1-6	Credit Liquidity Market

Common Stock: Shares of ownership of a company.	1-6	Market

Convertible Securities: Bonds or preferred stock that convert to common stock.	1-6	Credit Market

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1-6	Market Liquidity Management

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., put and calls), options on futures, swap agreements, and some mortgage-backed securities.	1-6	Management Market Credit Liquidity Leverage Hedging

Foreign Securities: Stocks issued by foreign companies including ADRs and Global Depository Receipts (GDRs), as well as Commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.	1-6	Market Political Foreign Investment Liquidity

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.	1,2,4,5,6	Management Liquidity Credit Market Political Leverage Foreign Investment

Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price. The aggregate value of options on securities (long puts and calls) will not exceed 10% of a Fund’s net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets.	1-6	Management Market Credit Liquidity Leverage

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Investment Practices
continued

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Instrument	Fund Code	Risk Type

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the Fund has estimated for them. Each Fund may invest up to 15% of its total assets in illiquid securities.	1-6	Liquidity Market

Index-Based Securities: Index-based securities such as; iShares Russell 2000 Index Fund, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership in an investment portfolio of common stocks designed to track the price trust that holds performance and dividend yield of an index, such as the Russell 2000 Index, the S&P 500 Index or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.	1-6	Market

Investment Company Securities: Shares of registered investment companies. These may include Huntington Money Market Funds and other registered investment companies for which Huntington, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. Except for the VA Rotating Index Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. The VA Rotating Index Fund may invest all of its assets in the Shares of any one investment company or investment companies. The VA Rotating Index Fund, however, may not own more than 3% of the securities of any one investment company. If the VA Rotating Index Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.	1-6	Market

Investment Grade Securities: Securities rated BBB or higher by Standard & Poor’s; Baa or better by Moody’s; similarly rated by other nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by the Adviser.	2,4,5,6	Market Credit

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Investment Practices
continued

Instrument	Fund Code	Risk Type

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1-6	Market Credit

Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).	2,4	Prepayment Market Credit Regulatory

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds: General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.	2	Market Credit Political Tax Regulatory

Options on Currencies: A Fund may buy put options and sell covered call options on foreign currencies (traded on U.S. And foreign exchanges or over-the-counter markets). A covered call option means the Fund will own an equal amount of the underlying foreign currency. Currency options help a Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies. If a Fund sells a put option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S. Government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.	1-3	Management Liquidity Credit Market Political Leverage Foreign Investment

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Investment Practices
continued

Instrument	Fund Code	Risk Type

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.	1-6	Market

Real Estate Investment (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate loans or interest.	4	Liquidity Management Market Regulatory Tax Prepayment Real Estate/REIT

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-6	Market Leverage

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	3-6	Market Leverage

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1-6	Liquidity Market

Securities Lending: The Funds may each lend up to 33 1/3% of their total assets. Such loans must be collateralized by cash, U.S. Government obligations or other high-quality debt obligations and marked to market daily.	1-6	Market Liquidity Leverage

Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.	2	Credit Liquidity Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1-6	Liquidity Credit

Treasury Receipts: Treasury receipts,Treasury investment growth receipts, and certificates of accrual of Treasury securities.	2,4,6	Market

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Investment Practices
continued

Instrument	Fund Code	Risk Type

Unit Investment Trusts: A type of investment vehicle, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.	4-6	Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. Government These include Ginnie Mae, Fannie Mae, and Freddie Mac.	1-6	Market Credit

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	1-6	Market

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a Fund on demand.	1-6	Credit Liquidity Market

Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	1-6	Market Credit

When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. The portfolio managers of each Fund expect that commitments to enter into forward commitments or purchase when-issued securities will not exceed 25% of the Fund’s total assets.	2,4-6	Market Leverage Liquidity Credit

Yankee Bonds and Similar Debt Obligations: U.S. Dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.	2	Market Credit

Zero-Coupon Debt Obligations: Bonds and other types of debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.	2,4	Credit Market Zero Coupon

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

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Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

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Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. Dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. Dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

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Growth Stock Risk. The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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Hedging. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.

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Interest-Rate Risk. The possibility that the value of the Fund’s investments will decline due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

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Glossary of Investment Risks
continued

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment & Call Risk. The risk that a security’s principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call”--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

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Glossary of Investment Risks
continued

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More About the Huntington VA Funds

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semiannual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington VA Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information

Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.


HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington National Bank, is the Adviser to the Huntington VA Funds.


EDGEWOOD SERVICES, INC. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semiannual Reports, the Statement of Additional Information, other information or for any other inquiries:

Call (800) 253-0412

Write

Huntington Funds
41 South High Street
Columbus, Ohio 43287

Log on to the Internet

The Huntington Funds’ website is at http://www.huntingtonfunds.com. The SEC’s website, http://www.sec.gov, contains text-only versions of the Huntington VA Funds documents.

Contact the SEC

Call (202) 942-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.


The Huntington VA Funds’ Investment Company Act registration number is 811-5010.


More information about the Funds is available free upon request, including the following:

Annual and Semiannual Reports
The Semiannual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington VA Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information
Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of)this Prospectus.

Call (800) 253-0412

Write
Huntington Funds
41 South High Street
Columbus, OH 43287

Log on to the Internet
The Huntington National Bank maintains a website, http://www.huntington.com, with information relating to the Huntington VA Funds. The SEC's website, http://www.sec.gov, contains text only versions of the Huntington VA Funds documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington DC to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.

Investment Company Act
File No. 811-9481.

[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412
The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

  May Lose Value
  No Bank Guarantee
  Not FDIC Insured

  1400075

  SEC File No. 811-9481

                                  HUNTINGTON VA FUNDS
                               Huntington VA Growth Fund
                           Huntington VA Income Equity Fund
                           Huntington VA Rotating Index Fund
                          Huntington VA Dividend Capture Fund
                          Huntington VA Mid Corp America Fund
                            Huntington VA New Economy Fund
                          STATEMENT OF ADDITIONAL INFORMATION
This  Statement  of  Additional  Information  contains  information  which  may  be  of interest  to  investors  in the  Huntington  VA Funds but which is not  included in the
Prospectus.   This  Statement  is  not  a  prospectus   and  is  only   authorized  for
distribution  when  accompanied  or preceded by the  Prospectus  for the  Huntington VA
Funds dated May 1, 2002.  This Statement  should be read together with the  Prospectus.
Investors  may obtain a free copy of a Prospectus  by calling the  Huntington  VA Funds at 800-253-0412.

May 1, 2002

                                   TABLE OF CONTENTS

      ......................................................................
INVESTMENT RESTRICTIONS.....................................................    21
      Voting Information....................................................    25


                          STATEMENT OF ADDITIONAL INFORMATION
Definitions

      For  convenience,  we will use the following  terms  throughout this Statement of
Additional Information.

"1940 Act"           --  The Investment Company Act of 1940, as amended.

"Funds"              --  Each of the separate investment portfolios of the Trust.

"Trust"              --  The Huntington VA Funds.

"Huntington"         --  Huntington  Investment  Advisors,  Inc., the Funds' Investment
adviser.

"Independent Trustees"-- Trustees  who are not  "interested  persons" of the Trust,  as defined in the 1940 Act.

"NRSRO"              --  Nationally  Recognized  Statistical Ratings  Organization such as Moody's  Investor  Service or Standard  and Poor's  Ratings
                         Group.

"Federated"          --  Federated Services Company , the Trust's administrator.

"Huntington Bank"    --  The Huntington  National Bank,  the  sub-administrator  of the
                         Funds.

"Prospectus"         --  Each of the separate Prospectuses of the Funds.

"SAI"                --  Statement of Additional Information.

"Edgewood"           --  Edgewood Services, Inc., the Trust's distributor.

                                THE HUNTINGTON VA FUNDS

       The Trust was organized as a Massachusetts  business trust on June 30, 1999. The
Trust is an open-end,  management  investment  company consisting of six separate Funds
with  separate   investment   objectives  and  policies   established   exclusively  as
investment   vehicles  for  separate   accounts  offered  by  participating   insurance
companies. Each of these Funds is diversified.

       Much of the  information  contained in this Statement of Additional  Information expands upon  subjects  discussed in the Funds'  Prospectus.  No investment in units of beneficial  interest  ("Shares")  of a Fund should be made  without  first  reading the
Funds' Prospectus.

                            INVESTMENT PRACTICES AND RISKS
       The  Prospectus  discusses  the  principal  investment  strategies  and risks of investing  in each of the  Funds.  Below you will find more  detail  about the types of investments  and investment  practices  permitted by each Fund,  including  those which are not part of a Fund's principal investment strategy.

 Adjustable Rate Notes

       Consistent with its investment objective, policies, and restrictions,  each Fund may invest in "adjustable  rate notes," which include  variable rate notes and floating rate notes.  A floating  rate note is one whose terms provide for the  readjustment  of its interest  rate  whenever a specified  interest  rate changes and that, at any time, can  reasonably  be expected to have a market  value that  approximates  its  amortized cost.  Although  there may be no active  secondary  market with respect to a particular variable or floating  rate note  purchased  by a Fund,  the Fund may seek to resell the note at any  time  to a  third  party.  The  absence  of an  active  secondary  market, however,  could make it  difficult  for the Fund to dispose of a variable  or  floating rate note in the event the  issuer of the note  defaulted  on its  payment  obligations and the Fund could,  as a result or for other  reasons,  suffer a loss to the extent of the  default.  Variable  or  floating  rate  notes may be  secured  by bank  letters of credit.  A demand  instrument  with a demand notice period  exceeding seven days may be considered  illiquid if there is no secondary  market for such security.  Such security will be subject to a Fund's non  fundamental  15% limitation  governing  investments in
"illiquid"  securities,  unless  such notes are subject to a demand  feature  that will permit the Fund to receive  payment of the  principal  within  seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

Asset-backed Securities (Non-mortgage)
       Consistent with its investment  objective,  policies and  restrictions,  certain
Funds may invest in asset-backed  securities.  Asset-backed  securities are instruments secured  by  company  receivables,  truck  and auto  loans,  leases,  and  credit  card receivables.  Such securities are generally issued as pass-through certificates,  which represent undivided  fractional  ownership interests in the underlying pools of assets.
Such securities also may be debt  instruments,  which are also known as  collateralized obligations and are generally  issued as the debt of a special purpose entity,  such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

       The purchase of non-mortgage  asset-backed securities raises risk considerations peculiar  to  the  financing  of  the  instruments  underlying  such  securities.  Like
mortgages   underlying   mortgage-backed   securities,   underlying   automobile  sales
contracts  or credit card  receivables  are  subject to  substantial  prepayment  risk, which may reduce the overall return to  certificate  holders.  Nevertheless,  principal prepayment  rates tend not to vary as much in  response  to changes in  interest  rates and the  short-term  nature of the underlying  car loans or other  receivables  tend to dampen the impact of any change in the prepayment level.  Certificate  holders may also experience  delays  in  payment  on  the  certificates  if  the  full  amounts  due  on underlying  sales  contracts or  receivables  are not realized by the trust  because of unanticipated  legal or  administrative  costs of enforcing the contracts or because of depreciation  or  damage  to the  collateral  (usually  automobiles)  securing  certain contracts,  or other  factors.  If  consistent  with their  investment  objectives  and policies,  the Funds may invest in other asset-backed  securities that may be developed in the future.

Common Stock

       Common  stock  is a type  of  equity  security  which  represents  an  ownership interest in a corporation  and the right to a portion of the assets of the  corporation in the event of liquidation.  This right,  however, is subordinate to that of preferred stockholders  and any creditors,  including  holders of debt issued by the corporation.
Owners  of  common  stock  are  generally  entitled  to vote on  important  matters.  A corporation may pay dividends on common stock.

Each of the Funds may invest in common stock.

 Convertible Securities

       Convertible  securities include fixed income securities that may be exchanged or converted  into a  predetermined  number of shares of the  issuer's  underlying  common stock at the option of the holder  during a specified  period.  Convertible  securities may take the form of  convertible  preferred  stock,  convertible  bonds or debentures, units  consisting of "usable"  bonds and warrants or a  combination  of the features of several  of  these  securities.  The  investment  characteristics  of each  convertible security  vary  widely,  which  allows  convertible  securities  to be  employed  for a variety of  investment  strategies.  A Fund will  exchange or convert  the  convertible securities  held in its portfolio into shares of the  underlying  common stock when, in its investment  adviser's  opinion,  the investment  characteristics  of the underlying common shares will assist the Fund in achieving  its  investment  objective.  Otherwise the Fund may hold or trade convertible securities.

       Each of the Funds may invest in convertible securities.

 Corporate Debt (Including Bonds, Notes and Debentures)
       Corporate  debt includes any  obligation  of a  corporation  to repay a borrowed amount at  maturity  and  usually to pay the holder  interest  at  specific  intervals.
Corporate  debt  can have a long or short  maturity  and is often  rated by one or more nationally recognized  statistical rating  organizations.  See the Appendix to this SAI for a description of these ratings.

       Each of the Funds,  except the VA Growth Fund and the VA Rotating Index Fund may invest in corporate bonds.
Credit (or Default) Risk

       To  the  extent  that  a  Fund  invests  in  corporate  debt,  U.S.   Government
securities,  mortgage-related  securities  or  other  fixed  income  securities,  it is subject to the risk that an issuer of those  securities  may default on its  obligation to pay interest and repay  principal.  Also,  changes in the  financial  strength of an issuer or  changes  in the credit  rating of a  security  may affect its value.  Credit risk  includes  "counterparty  risk," -- the risk that the other party to a transaction will not fulfill  its  contractual  obligation.  This risk  applies,  for  example,  to repurchase  agreements into which a Fund may enter.  Securities  rated below investment grade are particularly subject to credit risk.

Credit-enhanced Securities

       Credit-enhanced   securities  are  securities   whose  credit  rating  has  been
enhanced,  typically by the  existence of a guarantee,  letter of credit,  insurance or unconditional  demand feature. In most cases,  Huntington  evaluates the credit quality and  ratings of  credit-enhanced  securities  based upon the  financial  condition  and ratings of the party providing the credit  enhancement (the "credit  enhancer")  rather than the issuer.  Credit-enhanced  securities will not be treated as having been issued by the credit  enhancer  for  diversification  purposes,  unless the Fund has  invested more than 10% of its  assets in  securities  issued,  guaranteed  or  otherwise  credit enhanced  by the  credit  enhancer,  in which  case the  securities  will be treated as having  been  issued  both by the  issuer  and the  credit  enhancer.  The  bankruptcy, receivership  or default of the credit  enhancer will adversely  affect the quality and marketability  of the  underlying  security.  A default on the  underlying  security or other event that  terminates  a demand  feature  prior to its exercise  will  adversely affect the liquidity of the underlying security.

       All of the Funds may invest in credit-enhanced securities.

Defensive Investments

       At times  Huntington  may determine  that  conditions in securities  markets may make  pursuing a Fund's  principal  investment  strategies  inconsistent  with the best interests of the Fund's  shareholders.  At such times,  Huntington may  temporarily use alternative  strategies,  primarily  designed to reduce  fluctuations in the value of a
Fund's assets.  In implementing  these  temporary  "defensive"  strategies,  a Fund may temporarily place all or a portion of its assets in cash, U.S.  Government  securities, debt  securities  which  Huntington  considers  to  be of  comparable  quality  to  the acceptable  investments of the Fund and other  investments  which Huntington  considers consistent with such strategies.

Equity Risk

       Equity  risk is the risk that stock  prices will fall  quickly and  dramatically over short or extended  periods of time.  Stock  markets  tend to move in cycles,  with periods of rising prices and period of falling  prices.  Often,  dramatic  movements in prices occur in response to reports of a company's  earnings,  economic  statistics  or other factors which affect an issuer's profitability.

       To the extent that a Fund invests in smaller  capitalization  stocks,  it may be subject  to greater  risks  than  those  associated  with  investment  in larger,  more established  companies.  Small companies tend to have limited product lines, markets or financial  resources,  and may be dependent on a small management group.  Small company stocks may be subject to more abrupt or erratic  price  movements,  for reasons such as lower trading  volumes,  greater  sensitivity  to changing  conditions and less certain growth  prospects.  Additionally,  there are fewer  market  makers for these stocks and wider spreads  between quoted bid and asked prices in the  over-the-counter  market for these  stocks.  Small cap stocks  also tend to be subject  to greater  liquidity  risk, particularly  during  periods of market  disruption,  and there is often less  publicly available information concerning these securities.

Equity Securities

       Equity  securities  include both foreign and domestic  common stocks,  preferred stocks,  securities  convertible or exchangeable into common or preferred  stocks,  and other securities which Huntington believes have common stock  characteristics,  such as rights and warrants.

Extension Risk

       Extension  risk  is  the  possibility  that  rising  interest  rates  may  cause prepayments  to  occur  at a  slower  than  expected  rate.  This  particular  risk may effectively change a security which was considered short- or  intermediate-term  at the time of purchase into a long-term security.  Long-term  securities  generally fluctuate more widely in response to changes in interest  rates than short- or  intermediate-term securities.

Fixed Income Securities

       Fixed income  securities  include  corporate debt  securities,  U.S.  Government
securities,   mortgage-related   securities,   tax-exempt   securities  and  any  other
securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (Also See "Options")

       Options on foreign  currencies  operate similarly to options on securities,  and are  traded  primarily  in  the  over-the-counter  market  (so-called  "OTC  options"),
although   options  on  foreign   currencies  have  recently  been  listed  on  several
exchanges.  Options will be purchased or written only when  Huntington  believes that a liquid  secondary  market  exists for such  options.  There can be no assurance  that a liquid  secondary  market  will exist for a  particular  option at any  specific  time.
Options on foreign  currencies  are affected by all of those  factors  which  influence exchange rates and investments generally.

       Purchases and sales of options may be used to increase current return.  They are
also  used  in   connection   with  hedging   transactions.   See   "Foreign   Currency
Transactions."

       Writing  covered  call  options on  currencies  may offset  some of the costs of hedging against  fluctuations  in currency  exchange  rates.  For  transaction  hedging purposes  a Fund may also  purchase  exchange-listed  and OTC put and call  options  on foreign  currency  futures  contracts  and on  foreign  currencies.  A put  option on a futures  contract  gives a Fund the right to  assume a short  position  in the  futures contract until  expiration of the option.  A call option on a futures  contract gives a
Fund the right to assume a long position in the futures  contract  until the expiration of the option.

       The  value of a  foreign  currency  option  is  dependent  upon the value of the foreign  currency and the U.S.  dollar,  and may have no relationship to the investment merits of a foreign security.  Because foreign currency  transactions  occurring in the interbank market involve  substantially  larger amounts than those that may be involved in the use of foreign  currency  options,  investors maybe  disadvantaged  by having to deal in an odd  lot  market  (generally  consisting  of  transactions  of less  than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

       There  is  no  systematic   reporting  of  last  sale  information  for  foreign
currencies and there is no regulatory  requirement  that quotations  available  through dealers  or other  market  sources  be firm or  revised  on a timely  basis.  Available quotation  information is generally  representative  of very large  transactions in the interbank market and thus may not reflect  relatively  smaller  transactions (less than
$1  million)  where  rates may be less  favorable.  The  interbank  market  in  foreign currencies is a global,  around-the-clock  market.  To the extent that the U.S. options markets  are closed  while the  markets  for the  underlying  currencies  remain  open, significant  price and rate  movements  may take place in the  underlying  markets that cannot be reflected in the U.S. options markets.

       Each of the VA Growth  Fund,  VA Income  Equity Fund and the VA  Rotating  Index
Fund may invest in foreign currency options.

Foreign Currency Transactions
       Foreign   currency   transactions   include   purchasing  and  selling   foreign
currencies,  entering  into  forward or futures  contracts  to purchase or sell foreign currencies (see "Forward Foreign  Currency and Foreign  Currency  Futures  Contracts"),
and  purchasing  and  selling  options on foreign  currencies  (see  "Foreign  Currency
Options").  Foreign currency  transactions may be used to hedge against  uncertainty in the level of future foreign currency exchange rates and to increase current return.

       Purchases  and sales of foreign  currencies on a spot basis are used to increase current return.  They are also used in connection with both  "transaction  hedging" and
"position hedging."

       Transaction  hedging involves  entering into foreign currency  transactions with respect to specific  receivables or payables  generally  arising in connection with the purchase  or sale of  portfolio  securities.  Transaction  hedging is used to "lock in"
the U.S.  dollar  price of a  security  to be  purchased  or sold,  or the U.S.  dollar equivalent  of a dividend or  interest  payment in a foreign  currency.  The goal is to protect  against a possible loss resulting  from an adverse change in the  relationship between the U.S. dollar and the applicable  foreign  currency during the period between the date on which  the  security  is  purchased  or sold or on which  the  dividend  or interest  payment  is  declared,  and the  date on  which  such  payments  are  made or received.

       Position hedging involves entering into foreign currency  transactions either to protect  against:  (i) a decline in the value of a foreign currency in which a security held or to be sold is  denominated;  or (ii) an  increase  in the  value  of a  foreign currency  in which a security  to be  purchased  is  denominated.  In  connection  with position  hedging,  a Fund may  purchase  put or call  options on foreign  currency and foreign  currency  futures  contracts  and buy or sell  forward  contracts  and foreign currency futures contracts.

       Neither  transaction  nor  position  hedging  eliminates   fluctuations  in  the
underlying  prices of the securities  which a Fund owns or intends to purchase or sell.
They simply  establish a rate of  exchange  which can be achieved at some future  point in time.  Additionally,  although  these  techniques  tend to minimize the risk of loss due to a  decline  in the  value of the  hedged  currency,  they also tend to limit any potential gain which might result from the increase in the value of such currency.

       Hedging  transactions  are subject to correlation  risk due to the fact that the amounts  of  foreign  currency  exchange  transactions  and the value of the  portfolio securities  involved  will not  generally  be  perfectly  matched.  This is because the future value of such  securities in foreign  currencies will change as a consequence of market  movements  in the values of those  securities  between  the dates the  currency exchange transactions are entered into and the dates they mature.

       Each of the VA Growth  Fund,  VA Income  Equity Fund and the VA  Rotating  Index
Fund may use foreign currency transactions.
Forward Foreign Currency and Foreign Currency Futures Contracts
       A forward foreign currency  contract  involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed number of days from the date of the  contract  as  agreed  by the  parties,  at a price  set at the time of the contract.  In the case of a cancelable forward contract,  the holder has the unilateral right to cancel the contract at maturity by paying a specified  fee. The  contracts are traded in the interbank  market  conducted  directly  between currency traders (usually large  commercial  banks) and their  customers.  A forward  contract  generally  has no deposit requirement, and no commissions are charged at any stage for trades.

       A foreign currency  futures  contract is a standardized  contract for the future delivery  of a specified  amount of a foreign  currency at a future date at a price set at the time of the contract.  Foreign currency  futures  contracts traded in the United
States are  designed by and traded on  exchanges  regulated  by the  Commodity  Futures
Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

       Forward  foreign  currency   contracts  differ  from  foreign  currency  futures
contracts in certain  respects.  For example,  the maturity date of a forward  contract may be any  fixed  number  of days  from the date of the  contract  agreed  upon by the parties,  rather than a predetermined  date in a given month.  Forward contracts may be in any amounts  agreed upon by the parties  rather than  predetermined  amounts.  Also, forward foreign  currency  contracts are traded directly  between  currency  traders so that no intermediary is required.  A forward contract  generally  requires no margin or other deposit.

       At the maturity of a forward or futures  contract,  a Fund may either  accept or make  delivery of the currency  specified in the  contract,  or at or prior to maturity enter  into a closing  transaction  involving  the  purchase  or sale of an  offsetting contract.  Closing  transactions with respect to forward contracts are usually effected with the  currency  trader who is a party to the  original  forward  contract.  Closing
transactions   with  respect  to  futures  contracts  are  effected  on  a  commodities exchange;  a clearing corporation  associated with the exchange assumes  responsibility for closing out such contracts.

       Forward foreign currency  contracts and foreign  currency futures  contracts can be used to  increase  current  return.  They  are also  used in  connection  with  both
"transaction hedging" and "position hedging." See "Foreign Currency Transactions."

       Among the risks of using  foreign  currency  futures  contracts is the fact that positions  in these  contracts  (and any related  options) may be closed out only on an exchange or board of trade which provides a secondary  market.  Although it is intended that any Fund using foreign  currency  futures  contracts and related options will only purchase or sell them on  exchanges  or boards of trade  where  there  appears to be an active secondary  market,  there is no assurance that a secondary market on an exchange or  board  of  trade  will  exist  for any  particular  contract  or  option  or at any particular  time.  In such event,  it may not be possible to close a futures or related option  position and, in the event of adverse price  movements,  a Fund would  continue to be  required  to make  daily  cash  payments  of  variation  margin  on its  futures positions.

       In addition,  it is impossible to forecast with  precision the market value of a security at the expiration or maturity of a forward or futures  contract.  Accordingly, it may be necessary  to purchase  additional  foreign  currency on the spot market (and bear the expense of such  purchase) if the market  value of the  security  being hedged is less than the amount of foreign  currency a Fund is  obligated  to deliver  and if a decision  is made to sell the  security  and make  delivery  of the  foreign  currency.
Conversely,  it may be  necessary  to  sell on the  spot  market  some  of the  foreign currency  received upon the sale of the hedged  portfolio  security if the market value of such  security  exceeds  the  amount of  foreign  currency  a Fund is  obligated  to deliver.

       When a Fund  purchases  or sells a futures  contract,  it is required to deposit with its custodian an amount of cash or U.S.  Treasury  bills up to 5% of the amount of the futures  contract.  This amount is known as "initial margin." The nature of initial margin is different  from that of margin in security  transactions  in that it does not involve borrowing money to finance transactions.  Rather,  initial margin is similar to a performance  bond or good faith  deposit that is returned to a Fund upon  termination of the contract, assuming a Fund satisfies its contractual obligation.

       Subsequent  payments to and from the broker  occur on a daily basis in a process known as "marking to market."  These  payments are called  "variation  margin," and are made as the value of the underlying futures contract  fluctuates.  For example,  when a
Fund sells a futures  contract  and the price of the  underlying  currency  rises above the  delivery  price,  the  Fund's  position  declines  in value.  The Fund then pays a broker a variation  margin payment equal to the  difference  between the delivery price of the futures  contract and the market price of the  currency  underlying  the futures contract.  Conversely,  if the  price  of  the  underlying  currency  falls  below  the delivery price of the contract,  the Fund's futures  position  increases in value.  The broker then must make a variation  margin payment equal to the  difference  between the delivery  price  of  the  futures  contract  and  the  market  price  of  the  currency underlying the futures contract.

       When a Fund terminates a position in a futures contract,  a final  determination of variation  margin is made,  additional  cash is paid by or to the Fund, and the Fund realizes  a loss or gain.  Such  closing  transactions  involve  additional  commission costs.

       Each of the VA Growth Fund, VA Income  Equity Fund,  VA Rotating  Index Fund, VA
Mid Corp  America  Fund and the VA New  Economy  Fund may  invest  in  forward  foreign currency and foreign currency futures contracts.

Foreign Securities (including Emerging Markets)

       Foreign  securities are those securities  which are issued by companies  located outside the United  States and  principally  traded in foreign  markets.  This includes equity and debt securities of foreign  entities and obligations of foreign  branches of
U.S. and foreign banks.  Permissible  investments may consist of obligations of foreign branches of U.S.  banks and foreign or domestic  branches of foreign  banks,  including
European  Certificates of Deposit,  European Time Deposits,  Canadian Time Deposits and
Yankee  Certificates  of  Deposits,  and  investments  in  Canadian  Commercial  Paper, foreign  securities  and  Europaper.  In addition,  the Funds may invest in  depositary receipts.  The Funds may also  invest in  securities  issued or  guaranteed  by foreign
corporations  or  foreign  governments,  their  political  subdivisions,   agencies  or
instrumentalities  and  obligations  of  supranational  entities such as the World Bank and the Asian  Development  Bank.  Investment  in  foreign  securities  is subject to a number of special risks.

       Since  foreign  securities  are  normally  denominated  and  traded  in  foreign currencies,  the value of a Fund's assets  invested in such  securities may be affected favorably or unfavorably by currency  exchange rates and exchange  control  regulation.
Exchange  rates with  respect  to  certain  currencies  may be  particularly  volatile.
Additionally,  although  foreign  exchange  dealers  do not  charge a fee for  currency conversion,  they do realize a profit based on the difference  (the  "spread")  between prices at which  they buy and sell  various  currencies.  Thus,  a dealer  may offer to sell a  foreign  currency  to a Fund at one  rate,  while  offering  a  lesser  rate of exchange should a Fund desire to resell that currency to the dealer.

       There may be less  information  publicly  available about a foreign company than about a U.S.  company,  and foreign  companies are not generally subject to accounting, auditing,  and financial reporting  standards and practices  comparable to those in the
United States.  The  securities of some foreign  companies are less liquid and at times
more  volatile  than  securities  of  comparable  U.S.  companies.   Foreign  brokerage
commissions  and  other  fees are also  generally  higher  than in the  United  States.
Foreign  settlement  procedures and trade  regulations  may involve certain risks (such as delays in payment or delivery of  securities  or in the recovery of a Fund's  assets held abroad) and expenses not present in the settlement of domestic investments.

       In addition,  with respect to certain foreign countries,  there is a possibility of  nationalization  or expropriation of assets,  confiscatory  taxation,  political or financial  instability  and  diplomatic  developments  which could  affect the value of investments in those  countries.  In certain  countries,  legal  remedies  available to investors may be more limited than those  available  with respect to investments in the
United  States  or other  countries.  The laws of some  foreign  countries  may limit a
Fund's ability to invest in securities of certain issuers  located in those  countries.
Special tax considerations apply to foreign securities.

    On January 1, 1999, the European Monetary Market Union ("EMU")  introduced a new single  currency,  the euro,  which  replaced the national  currency for  participating member  countries.  Those countries are Austria,  Belgium,  Finland,  France,  Germany,
Ireland,  Italy,  Luxembourg,  the  Netherlands,  Portugal  and Spain.  A new  European
Central  Bank  ("ECB")  was  created to manage the  monetary  policy of the new unified region.  On the same day,  exchange rates were irrevocably fixed between the EMU member countries.  National  currencies  will continue to circulate until they are replaced by coins and banks notes by the middle of 2002.

       Each of the Funds may invest in foreign securities.
Futures Contracts and Options on Futures Contracts

       A  futures  contract  is a  binding  contractual  commitment  which,  if held to maturity,  will result in an obligation  to make or accept  delivery of a security at a specified future time and price. By purchasing  futures  (assuming a "long" position) a
Fund will  legally  obligate  itself to accept the future  delivery  of the  underlying security and pay the agreed price.  By selling  futures  (assuming a "short"  position)
it will legally  obligate  itself to make the future  delivery of the security  against payment of the agreed price.  Open futures  positions on debt securities will be valued at the most recent  settlement  price,  unless  that price does not in the  judgment of the Trustees  reflect the fair value of the contract,  in which case the positions will be valued by or under the  direction of the  Trustees.  Positions  taken in the futures markets  are  not  normally  held  to  maturity,  but are  instead  liquidated  through offsetting  transactions  which  may  result  in a  profit  or a  loss.  While  futures positions  taken by a Fund  will  usually  be  liquidated  in this  manner,  a Fund may instead  make or  take  delivery  of the  underlying  securities  whenever  it  appears economically  advantageous  to the Fund to do so.  A  clearing  corporation  associated with the exchange on which futures are traded assumes  responsibility  for such closing transactions  and  guarantees  that the  Fund's  sale and  purchase  obligations  under closed-out positions will be performed at the termination of the contract.

       Hedging by use of futures on debt  securities  seeks to establish more certainly
than  would   otherwise  be  possible  the  effective   rate  of  return  on  portfolio
securities.  A Fund may, for example,  take a "short" position in the futures market by selling  contracts  for the future  delivery  of debt  securities  held by the Fund (or securities  having  characteristics  similar  to  those  held by the  Fund) in order to hedge against an  anticipated  rise in interest rates that would  adversely  affect the
value  of  the  Fund's  portfolio  securities.   When  hedging  of  this  character  is
successful,  any  depreciation  in the value of portfolio  securities  may be offset by appreciation in the value of the futures position.

       On other occasions,  a Fund may take a "long" position by purchasing  futures on debt securities.  This would be done, for example,  when Huntington expects to purchase for a Fund  particular  securities when it has the necessary cash, but expects the rate of return  available in the  securities  markets at that time to be less favorable than rates  currently  available  in the futures  markets.  If the  anticipated  rise in the price of the securities  should occur (with its  concomitant  reduction in yield),  the increased  cost to the Fund of purchasing  the  securities may be offset by the rise in the value of the futures  position taken in anticipation  of the subsequent  securities purchase.

       Successful use by a Fund of futures  contracts on debt  securities is subject to
Huntington's  ability to predict  correctly  movements  in the  direction  of  interest rates and other factors affecting markets for debt securities.  For example,  if a Fund has hedged  against  the  possibility  of an  increase  in  interest  rates which would adversely  affect the  market  prices of debt  securities  held by it and the prices of such  securities  increase  instead,  the Fund will lose part or all of the  benefit of the  increased  value  of its  securities  which it has  hedged  because  it will  have offsetting losses in its futures  positions.  In addition,  in such situations,  if the
Fund  has  insufficient  cash,  it may have to sell  securities  to meet  daily  margin maintenance  requirements.  A Fund may have to sell securities at a time when it may be disadvantageous to do so.

       A Fund may purchase  and write put and call  options on debt futures  contracts, as they become  available.  Such  options are similar to options on  securities  except that  options on futures  contracts  give the  purchaser  the right,  in return for the premium  paid,  to assume a position  in a futures  contract  (a long  position  if the option is a call and a short  position if the option is a put) at a specified  exercise price at any time during the period of the option.  As with options on securities,  the holder or writer of an option may  terminate  its position by selling or  purchasing an option of the same series.  There is no guarantee  that such closing  transactions  can be effected.  A Fund will be required to deposit  initial  margin and variation  margin with  respect to put and call  options on futures  contracts  written by it pursuant to brokers'  requirements,  and,  in  addition,  net  option  premiums  received  will  be included as initial  margin  deposits.  See "Margin  Payments"  below.  Compared to the purchase or sale of futures  contracts,  the purchase of call or put options on futures contracts  involves less  potential  risk to a Fund because the maximum  amount at risk is the premium  paid for the options plus  transactions  costs.  However,  there may be circumstances  when the  purchases of call or put options on a futures  contract  would result in a loss to a Fund when the  purchase  or sale of the futures  contracts  would not,  such as when there is no movement in the prices of debt  securities.  The writing of a put or call option on a futures  contract  involves  risks  similar to those risks relating to the purchase or sale of futures contracts.

       Margin  payments.  When a Fund  purchases  or sells a  futures  contract,  it is required to deposit  with its  custodian an amount of cash,  U.S.  Treasury  bills,  or other  permissible  collateral equal to a small percentage of the amount of the futures contract.  This amount is known as "initial  margin".  The nature of initial  margin is different from that of in security  transactions in that it does not involve  borrowing money to finance  transactions.  Rather,  initial  margin is  similar to a  performance bond or good  faith  deposit  that is  returned  to the Fund  upon  termination  of the
contract,   assuming  the  Fund  satisfies  its  contractual  obligations.   Subsequent
payments to and from the broker  occur on a daily basis in a process  known as "marking to market".  These payments are called "variation  margin" and are made as the value of the underlying futures contract  fluctuates.  For example,  when a Fund sells a futures contract  and the price of the  underlying  debt  security  rises  above  the  delivery price,  the  Fund's  position  declines  in  value.  The Fund  then  pays the  broker a variation  margin  payment equal to the  difference  between the delivery  price of the futures  contract  and the  market  price  of the  securities  underlying  the  futures contract.  Conversely,  if the  price  of  the  underlying  security  falls  below  the delivery price of the contract,  the Fund's futures  position  increases in value.  The broker then must make a variation  margin payment equal to the  difference  between the delivery  price  of the  futures  contract  and  the  market  price  of the  securities underlying the futures contract.

       When a Fund terminates a position in a futures contract,  a final  determination of variation  margin is made,  additional  cash is paid by or to the Fund, and the Fund realizes a loss or a gain.  Such closing  transactions  involve  additional  commission costs.

       Liquidity  risks.  Positions in futures  contracts  may be closed out only on an exchange  or board  of trade  which  provides  a  secondary  market  for such  futures.
Although  the Trust  intends to purchase or sell futures only on exchanges or boards of trade where  there  appears to be an active  secondary  market,  there is no  assurance that a liquid  secondary  market on an  exchange  or board of trade  will exist for any particular  contract  or at any  particular  time.  If there is not a liquid  secondary market at a  particular  time,  it may not be possible  to close a futures  position at such time and, in the event of adverse  price  movements,  a Fund would  continue to be required  to make  daily cash  payments  of  variation  margin.  However,  in the event financial  futures are used to hedge  portfolio  securities,  such  securities will not
generally  be  sold  until  the   financial   futures  can  be   terminated.   In  such
circumstances,  an  increase  in the price of the  portfolio  securities,  if any,  may partially or completely offset losses on the financial futures.

       In  addition  to the risks that  apply to all  options  transactions,  there are several  special  risks  relating  to  options  on futures  contracts.  The  ability to establish  and close out  positions in such options will be subject to the  development and  maintenance  of a liquid  secondary  market.  It is not certain that such a market will  develop.  Although a Fund  generally  will  purchase only those options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary  market  on an  exchange  will  exist  for any  particular  option  or at any particular  time. In the event no such market exists for particular  options,  it might not be possible to effect closing  transactions  in such options,  with the result that the Fund would have to exercise the options in order to realize any profit.

       Hedging risks.  There are several risks in connection  with the use by a Fund of futures  contracts and related options as a hedging device.  One risk arises because of the  imperfect  correlation  between  movements in the prices of the futures  contracts and  options and  movements  in the prices of  securities  which are the subject of the hedge.  Huntington  will,  however,  attempt  to  reduce  this risk by  purchasing  and selling,  to the extent possible,  futures  contracts and related options on securities and indexes the  movements  of which will,  in its  judgment,  correlate  closely  with movements in the prices of the portfolio securities sought to be hedged.

       Successful use of futures  contracts and options by a Fund for hedging  purposes is  also  subject  to  Huntington's  ability  to  predict  correctly  movements  in the direction  of the  market.  It is possible  that,  where a Fund has  purchased  puts on futures  contracts  to hedge  its  portfolio  against  a  decline  in the  market,  the securities  or index on which  the puts are  purchased  may  increase  in value and the value of  securities  held in the  portfolio may decline.  If this  occurred,  the Fund would lose money on the puts and also  experience  a decline in value in its  portfolio securities.  In  addition,  the prices of  futures,  for a number of  reasons,  may not correlate  perfectly  with  movements  in the  underlying  securities  or index  due to certain market  distortions.  First, all participants in the futures market are subject to  margin  deposit  requirements.  Such  requirements  may  cause  investors  to close futures  contracts  through  offsetting  transactions  which  could  distort the normal relationship  between the  underlying  security or index and futures  markets.  Second,
the  margin   requirements  in  the  futures  markets  are  less  onerous  than  margin requirements  in the  securities  markets  in  general,  and as a  result  the  futures markets  may  attract  more  speculators  than the  securities  markets  do.  Increased participation  by speculators  in the futures  markets may also cause  temporary  price distortions.  Due to the possibility of price  distortion,  even a correct  forecast of general  market  trends by  Huntington  may still not  result in a  successful  hedging transaction over a very short time period.

       Other risks.  Funds will incur  brokerage fees in connection  with their futures and options transactions.  In addition,  while futures contracts and options on futures will be purchased  and sold to reduce  certain  risks,  those  transactions  themselves entail  certain  other  risks.  Thus,  while a Fund may benefit from the use of futures and related options,  unanticipated  changes in interest rates or stock price movements may  result in a poorer  overall  performance  for the Fund than if it had not  entered into any  futures  contracts  or  options  transactions.  Moreover,  in the event of an imperfect  correlation  between the futures  position and the portfolio  position which is intended to be protected,  the desired  protection  may not be obtained and the Fund may be exposed to risk of loss.

Index - Based Investments

       Index-Based  Investments,  such as Standard  &  Poor's  Depository  Receipts
("SPDRs"),  NASDAQ-100  Index Tracking Stock ("NASDAQ  100s"),  World Equity  Benchmark
Shares  ("WEBS"),  and  Dow  Jones  DIAMONDS  ("Diamonds"),  are  interests  in a  unit investment  trust  ("UIT")  that  may be  obtained  from  the UIT or  purchased  in the secondary  market.  SPDRs,  NASDAQ 100s and DIAMONDS  are listed on the American  Stock
Exchange.

       A UIT will generally  issue  Index-Based  Investments in  aggregations of 50,000 known as "Creation  Units" in exchange for a "Portfolio  Deposit"  consisting  of (a) a portfolio of  securities  substantially  similar to the  component  securities  ("Index
Securities") of the applicable  index (the "Index"),  (b) a cash payment equal to a pro rata  portion of the  dividends  accrued on the UIT's  portfolio  securities  since the last  dividend  payment by the UIT,  net of expenses  and  liabilities,  and (c) a cash payment or credit  ("Balancing  Amount")  designed to  equalize  the net asset value of the Index and the net asset value of a Portfolio Deposit.

       Index-Based   Investments   are  not   individually   redeemable,   except  upon
termination of the UIT. To redeem,  the portfolio must  accumulate  enough  Index-Based
Investments  to  reconstitute  a Creation  Unit  (large  aggregations  of a  particular
Index-Based  Investment).  The liquidity of small holdings of Index-Based  Investments, therefore,  will depend upon the existence of a secondary market.  Upon redemption of a
Creation Unit,  the portfolio  will receive Index  Securities and cash identical to the
Portfolio  Deposit  required  of an investor  wishing to purchase a Creation  Unit that day.

       The price of  Index-Based  Investments  is derived and based upon the securities held by the UIT.  Accordingly,  the level of risk  involved in the  purchase or sale of
Index-Based  Investments  is similar to the risk  involved  in the  purchase or sale of
traditional   common  stock,   with  the  exception  that  the  pricing  mechanism  for
Index-Based Investments is based on a basket of stocks.  Disruptions in the markets for the securities  underlying  Index-Based  Investments purchased or sold by the Portfolio could

result  in  losses on  Index-Based  Investments.  Trading  in  Index-Based  Investments
involves risks similar to those risks,  described  above under  "Options,"  involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

       A debt index futures  contract is a contract to buy or sell units of a specified debt index at a  specified  future  date at a price  agreed  upon when the  contract is made. A unit is the current  value of the index.  A stock index  futures  contract is a contract to buy or sell units of a stock  index at a  specified  future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

       The following  example  illustrates  generally the manner in which index futures contracts  operate.  The  Standard  &  Poor's 100 Stock  Index is  composed  of 100 selected common stocks,  most of which are listed on the New York Stock  Exchange.  The
S&P 100 Index assigns  relative  weightings  to the common  stocks  included in the
Index,  and the Index  fluctuates  with  changes in the market  values of those  common stocks.  In the case of the S&P 100 Index,  contracts are to buy or sell 100 units.
Thus,  if the value of the S&P  100 Index were $180,  one  contract  would be worth
$18,000  (100  units X $180).  The  stock  index  futures  contract  specifies  that no delivery  of  the  actual  stocks  making  up  the  index  will  take  place.  Instead, settlement  in  cash  must  occur  upon  the  termination  of the  contract,  with  the settlement  being the  difference  between the  contract  price and the actual level of the stock index at the expiration of the contract.  For example,  if a Fund enters into a futures  contract to buy 100 units of the  S&P  100 Index at a  specified  future date at a contract  price of $180 and the  S&P  100 Index is at $184 on that future date,  the Fund  will gain $400 (100  units X gain of $4).  If the Fund  enters  into a futures  contract to sell 100 units of the stock index at a specified  future date at a contract  price of $180 and the S&P 100 Index is at $182 on that future  date,  the
Fund will  lose $200 (100  units X loss of $2).  A Fund may  purchase  or sell  futures contracts  with  respect to any stock index.  Positions in index  futures may be closed out only on an exchange or board of trade  which  provides a secondary  market for such futures.

       Purchases  and sales of index  futures  may be used to hedge an  investment.  To hedge an  investment  successfully,  however,  a Fund must invest in futures  contracts with respect to indices or  sub-indices  the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

       Options on index futures  contracts are similar to options on securities  except that options on index futures  contracts  give the  purchaser the right,  in return for the premium paid,  to assume a position in an index  futures  contract (a long position if the option is a call and a short  position  if the  option is a put) at a  specified exercise  price at any time  during  the period of the  option.  Upon  exercise  of the option,  the holder  assumes the underlying  futures  position and receives a variation margin  payment of cash or  securities  approximating  the increase in the value of the holder's  option  position.  If an option is exercised on the last trading day prior to the  expiration  date of the option,  the  settlement is made entirely in cash based on the  difference  between the exercise  price of the option and the closing level of the index on which the futures  contract is based on the  expiration  date.  Purchasers  of options who fail to exercise  their  options  prior to the exercise  date suffer a loss of the premium paid.

       As  an  alternative  to  purchasing  call  and  put  options  on  index  futures contracts,  a Fund  may  purchase  put  and  call  options  on the  underlying  indices themselves  to  the  extent  that  such  options  are  traded  on  national  securities exchanges.  Index options are similar to options on  individual  securities in that the purchaser of an index option  acquires the right to buy, and the writer  undertakes the obligation  to  sell,  an  index  at a stated  exercise  price  during  the term of the option.  Instead of giving the right to take or make  actual  delivery  of  securities, the  holder of an index  option has the right to  receive a cash  "exercise  settlement amount."  This amount is equal to the amount by which the fixed  exercise  price of the option  exceeds  (in the case of a put) or is less  than  (in the  case of a call)  the closing  value of the  underlying  index on the date of the  exercise,  multiplied by a fixed  "index  multiplier."  A Fund will  enter into an option  position  only if there appears to be a liquid secondary market for such options.

The Funds will not engage in  transactions  in options on stock indices for speculative purposes but only to protect  appreciation  attained,  to offset  capital losses and to take  advantage  of the  liquidity  available  in the  option  markets.  The  aggregate premium  paid on all  options on stock  indices  will not exceed 20% of a Fund's  total assets.

       All of the Funds may utilize index futures or options on index futures.

Interest Rate Risk

       Interest  rate  risk is the risk  that  changes  in  interest  rates may cause a decline  in the  market  value of an  investment.  With  bonds and other  fixed  income securities,  a rise in interest rates typically  causes a fall in bond values,  while a fall  in  interest  rates  typically  causes  a  rise  in  bond  values.  Fixed  income securities  with  longer  maturities  are more  susceptible  to changes in value due to interest rate changes than are those with shorter maturities.

       Recent market experience has shown that certain derivative  mortgage  securities have a higher  degree  of  interest  rate risk and,  as a  result,  the  prices of such securities  may be highly  volatile.  In addition,  recent market  experience has shown that  during  periods of rising  interest  rates,  the market  for  certain  derivative mortgage  securities  may become  more  unstable  and such  securities  may become more difficult to sell as market makers either choose not to repurchase  such  securities or offer prices which are unacceptable to the Adviser based on market conditions.

Lending Portfolio Securities
       In  order  to  generate  additional  income,  each of the  Funds  may  lend  its portfolio  securities  on a  short-term  basis to  certain  brokers,  dealers  or other financial  institutions  selected  by  Huntington  and  approved  by the  Trustees.  In determining  whether to lend to a particular broker,  dealer or financial  institution,
Huntington  will  consider all relevant  facts and  circumstances,  including the size, creditworthiness  and reputation of the borrower.  Consistent with SEC guidelines,  any loans  made  will be  continuously  secured  by  collateral  in cash,  U.S.  government obligations  or other  high-quality  debt  obligations  at  least  equal to 100% of the value of the  securities  on loan.  As a matter of  fundamental  policy,  the aggregate value of all  securities  loaned by a Fund,  except  the VA  Rotating  Index  Fund,  VA
Dividend  Capture  Fund,  VA Mid Corp  America  Fund and VA New Economy  Fund,  may not
exceed 20% of the Fund's total assets. As a matter of  non-fundamental  policy,  the VA
Rotating  Index Fund,  VA Dividend  Capture  Fund,  VA Mid Corp America Fund and VA New
Economy Fund may each lend  portfolio  securities  in an amount  representing  up to 33
1/3% of the value of their total assets.

       While  portfolio  securities  are on loan,  the borrower will pay to the lending
Fund any  dividends  or interest  received on the  securities.  In  addition,  the Fund retains all or a portion of the interest  received on investment  of the  collateral or receives a fee from the borrower.  Although voting rights,  or rights to consent,  with respect to the loaned  securities  pass to the  borrower,  the lending Fund retains the right to call the loans at any time on reasonable  notice,  and it will do so to enable a Fund to exercise  voting rights on any matters  materially  affecting the investment.
A Fund may also call such loans in order to sell the securities.

       One of the risks in lending  portfolio  securities,  as with other extensions of credit,  is the  possible  delay in recovery  of the  securities  or  possible  loss of rights in the collateral should the borrower fail  financially.  There is also the risk that,  when lending  portfolio  securities,  the  securities  may not be available to a
Fund on a timely  basis and a Fund may,  therefore,  lose the  opportunity  to sell the securities  at a  desirable  price.  In  addition,  in the  event  that a  borrower  of
securities  would  file  for  bankruptcy  or  become  insolvent,   disposition  of  the
securities may be delayed pending court action.
Liquidity Risk

       Certain  securities may be difficult or impossible to sell at the time and price that a Fund  would  like.  A Fund  may  have  to  accept  a  lower  price,  sell  other securities or forego an investment  opportunity,  and this could have a negative effect on  performance.  This risk  applies to  restricted  securities,  Rule 144A  Securities certain over-the-counter  options,  securities not traded in the U.S. markets and other securities  that may trade in U.S.  markets  but are not  registered  under the federal securities laws.

Market Risk

       Market  risk is the risk  that the  value of a  security  will  move up or down, sometimes rapidly and unpredictably.  These  fluctuations,  which are often referred to as  "volatility,"  may  cause a  security  to be  worth  less  than it was  worth at an earlier  time.  Market  risk may  affect a single  issuer,  industry  or  sector of the economy  or the  market  as a  whole.  Market  risk  is  common  to  most  investments, including  stocks and bonds,  and the mutual funds that invest in them. Bonds and other fixed income securities  generally  involve less market risk than stocks.  The risks of investing in bonds,  however,  can vary  significantly  depending  upon factors such as issuer and  maturity.  The bonds of some  companies  may be riskier  than the stocks of others.

Money Market Instruments
       Except where otherwise noted,  all of the Funds may, for temporary  defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

       Commercial Paper and Variable Amount Master Demand Notes

            Consistent  with its  investment  objective,  policies,  and  restrictions, each Fund may invest in  commercial  paper  (including  Section 4(2)  commercial paper) and variable  amount master demand notes.  Commercial  paper  consists of unsecured promissory notes issued by corporations  normally having maturities of
       270 days or less and rates of return  which are  fixed.  These  investments  may include Canadian  Commercial Paper, which is U.S. dollar denominated  commercial paper  issued by a  Canadian  corporation  or a Canadian  counterpart  of a U.S.
       corporation,  and Europaper,  which is U.S. dollar denominated  commercial paper of a foreign issuer.

            Variable  amount  master  demand  notes are  unsecured  demand  notes  that permit the indebtedness  thereunder to vary and provide for periodic adjustments in the interest rate  according to the terms of the  instrument.  Because master demand  notes are direct  lending  arrangements  between a Fund and the  issuer, they are not  normally  traded.  Although  there is no  secondary  market in the notes, a Fund may demand payment of principal and accrued  interest at any time.
       A variable  amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining  until the next  readjustment  of its interest rate or the period of time remaining until the principal  amount can be recovered from the issuer through demand.

       Bank Obligations

            Bank  obligations  are  short-term  obligations  issued by U.S. and foreign banks,  including bankers'  acceptances,  certificates of deposit,  time deposits and similar securities.

            Bankers'  acceptances are negotiable drafts or bills of exchange  typically drawn by an  importer  or  exporter  to pay for  specific  merchandise  that are
       "accepted" by a bank, meaning, in effect, that the bank  unconditionally  agrees to pay the face value of the  instrument  on maturity.  Investments  in bankers'
       acceptances  will be limited to those  guaranteed  by domestic and foreign banks having,  at the time of  investment,  total  assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

            Certificates  of deposit and time deposits  represent  funds deposited in a commercial bank or a savings and loan  association for a definite period of time and earning a specified return.

            Investments  in  certificates  of deposit  and time  deposits  may  include
       Eurodollar   Certificates  of  Deposit,   which  are  U.S.  dollar   denominated
       certificates  of deposit issued by offices of foreign and domestic banks located
       outside  the  United  States,   Yankee   Certificates  of  Deposit,   which  are
       certificates  of deposit issued by a U.S.  branch of a foreign bank  denominated in U.S.  dollars  and  held  in the  United  States,  Eurodollar  Time  Deposits
       ("ETDs"),  which are U.S. dollar  denominated  deposits in a foreign branch of a
       U.S. bank or a foreign bank,  and Canadian  Time  Deposits  ("CTDs"),  which are
       U.S. dollar  denominated  certificates of deposit issued by Canadian  offices of major  Canadian  banks.  All  investments  in  certificates  of deposit and time deposits  will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment,  have total assets of $1 billion or more (as of the date of the  institution's  most  recently  published financial  statements)  or (b) the  principal  amount of which is insured by the
       Federal Deposit Insurance Corporation.

       Variable Rate Demand Notes

            Variable  rate  demand  notes  ("VRDNs")  are  unsecured,   direct  lending
       arrangements  between  a  Fund,  as the  lender,  and a  corporation,  financial institution, government agency, municipality or other entity.

            VRDNs have  interest  rates  which  float or which are  adjusted at regular intervals  ranging from daily to annually.  Although the VRDNs are not generally traded,  a Fund may demand payment of principal and accrued  interest  according to its  arrangement  with the  borrower  (usually  upon no more than seven days'
       notice).  VRDNs are,  therefore,  treated as  maturing  on the later of the next interest  adjustment or the date on which a Fund may next demand  payment.  Some
       VRDNs are backed by bank letters of credit.

            Each of the  Funds  may only  invest  in VRDNs  which  satisfy  its  credit requirements for commercial paper.

       Other  instruments  may  include:  obligations  (certificates  of deposit,  time deposits,  bank master notes,  and bankers'  acceptances) of thrift  institutions,  and savings and loans,  provided that such  institutions have total assets of $1 billion or more as shown on heir last  published  financial  statements at the time of investment;
short-term  corporate  obligations  rated within the three highest rating categories by an NRSRO (e.g.,  at least A by S&P or A by Moody's) at the time of investment,  or, if  not  rated,  determined  by  the  Adviser  to be  of  comparable  quality;  general obligations  issued by the U.S.  Government  and backed by its full  faith and  credit, and  obligations  issued or  guaranteed  as to  principal  and  interest by agencies or instrumentalities  of the U.S.  Government  (e.g.,  obligations  issued by Farmers Home
Administration,  Government  National  Mortgage  Association,  Federal Farm Credit Bank
and  Federal  Housing  Administration);   receipts,  including  TRs,  TIGRs  and  CATS;
repurchase  agreements  involving  such  obligations;  money market funds,  and foreign commercial paper.
Money Market Mutual Funds
       Except under limited  circumstances  or pursuant to an exemptive relief from the
Securities  and Exchange  Commission,  a Fund may not invest more than 10% of its total assets at any one time in the  shares  of other  funds,  5% of its total  assets in the shares of any one mutual  fund,  or more than 3% of the shares of any one fund.  When a
Fund invests in the shares of other mutual  funds,  investment  advisory and other fees will apply, and the investment's yield will be reduced accordingly.

      Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the VA Growth Fund, the VA Income Equity Fund, the VA Rotating Index Fund,
the VA Dividend Capture Fund, the VA Mid Corp America Fund, the VA New Economy Fund,
may invest up to 25% of their respective total assets in Interfund shares of the
Huntington Money Market Fund.  The VA Rotating Index Fund may invest all of its assets in shares of any one-investment company.

Options

       A call option  gives the  purchaser of the option the right to buy a security at a stated  price  from the  writer  (seller)  of the  option.  A put  option  gives  the purchaser  of the option the right to sell a security  at a stated  price to the writer of the option.  In a covered call option,  during the option period the writer owns the
security  (or  a  comparable   security   sufficient  to  satisfy  securities  exchange
requirements)  which may be sold pursuant to the option.  In a covered put option,  the writer holds cash and/or  short-term debt instruments  sufficient in an amount equal to the  exercise  price  of  the  option.  In  addition,  a put or  call  option  will  be considered  covered  if and to the  extent  that some or all of the risk of the  option has been offset by another  option.  A Fund may write  combinations of covered puts and calls on the same underlying security.

       In  general,  a Fund may write  options  in an attempt  to  increase  returns or purchase options for hedging purposes.

       The  premium  received  from  writing a put or call  option,  increases a Fund's return on the underlying  security in the event that the option expires  unexercised or is closed out at a profit.  The amount of the premium  reflects,  among  other  things, the  relationship  between  the  exercise  price and the  current  market  value of the underlying  security,  the  volatility of the underlying  security,  the amount of time remaining  until  expiration,  current  interest  rates,  and the  effect of supply and demand in the  options  market  and in the market for the  underlying  security.  A put option  locks in the price at which a Fund may sell a security it holds,  thus  hedging against  market  declines  and a call  option  locks  in the  price at which a Fund may purchase a security,  thus  hedging  against  inflation.  Such  protection  is provided during the life of the put option since the Fund,  as holder of the option,  is able to sell the underlying  security at the option's  exercise price regardless of any decline in the underlying security's market price.

       By writing a call  option,  a Fund  limits its  opportunity  to profit  from any increase in the market value of the  underlying  security  above the exercise  price of the option but  continues to bear the risk of a decline in the value of the  underlying security.  By writing a put option,  a Fund assumes the risk that it may be required to purchase the  underlying  security  for an exercise  price higher than its then current market value,  resulting in a potential capital loss unless the security  substantially appreciates in value.

       A Fund may  terminate an option that it has written  prior to its  expiration by entering  into a closing  purchase  transaction,  in which it purchases  an  offsetting option.  A Fund  realizes  a profit or loss from a closing  transaction  if the cost of the  transaction  (option  premium  plus  transaction  costs)  is less or more than the premium  received from writing the option.  Because  increases in the market price of a
call  option  generally   reflect  increases  in  the  market  price  of  the  security underlying the option,  any loss resulting from a closing  purchase  transaction may be offset  in whole  or in part by  unrealized  appreciation  of the  underlying  security owned by a Fund.

       In order for a put option to be  profitable,  the market price of the underlying security must decline  sufficiently  below the exercise  price to cover the premium and transaction  costs.  By using put  options in this manner a Fund will reduce any profit it might otherwise have realized from  appreciation  of the underlying  security by the premium paid for the put option and by transaction costs.

       In order for a call option to be profitable,  the market price of the underlying security  must rise  sufficiently  above the  exercise  price to cover the  premium and transaction costs.

       Each of the Funds may write or purchase put and call  options.  All call options written must be covered.

       The successful  use of options  depends on the ability of Huntington to forecast interest  rate  and  market  movements.  For  example,  if a Fund  were to write a call option based on  Huntington's  expectation  that the price of the  underlying  security will  fall,  but the  price  rises  instead,  the Fund  could be  required  to sell the security  upon  exercise at a price below the current  market  price.  Similarly,  if a
Fund were to write a put option based on  Huntington's  expectations  that the price of the  underlying  security  will rise,  but the price falls  instead,  the Fund could be required to purchase  the  security  upon  exercise at a price  higher than the current market price.

       When a Fund  purchases an option,  it runs the risk that it will lose its entire investment  in the  option  in a  relatively  short  period  of time,  unless  the Fund exercises  the option or enters into a closing  sale  transaction  with  respect to the option  during the life of the option.  If the price of the  underlying  security  does not  rise  (in the  case  of a  call)  or  fall  (in  the  case of a put) to an  extent sufficient to cover the option  premium and  transaction  costs,  a Fund will lose part or all of its  investment in the option.  This  contrasts  with an investment by a Fund in the  underlying  security,  since  the Fund will not lose any of its  investment  in such security if the price does not change.

       The use of options  also  involves  the risk of  imperfect  correlation  between movements in option prices and movements in the value of the underlying securities.

       The  effective  use of options also  depends on the Fund's  ability to terminate option  positions at times when  Huntington  deems it  desirable  to do so.  Although a
Fund  will  take an  option  position  only if  Huntington  believes  there is a liquid secondary  market for the option,  there is no assurance  that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

       The Funds generally expect that their options  transactions will be conducted on recognized  exchanges.  In certain  instances,  however,  a Fund may  purchase and sell options  in the  over-the-counter  ("OTC")  markets.  A  Fund's  ability  to  terminate options in the OTC market may be more  limited  than for  exchange-traded  options  and may also involve the risk that securities  dealers  participating in such  transactions would be unable to meet their  obligations to a Fund. A Fund will,  however,  engage in
OTC  market  transactions  only  when  appropriate  exchange-traded   transactions  are
unavailable  and  when,  in the  opinion  of  Huntington,  the  pricing  mechanism  and liquidity  of the OTC  market is  satisfactory  and the  participants  are  responsible parties likely to meet their contractual obligations.

       If a secondary  trading  market in options  were to become  unavailable,  a Fund could no  longer  engage in  closing  transactions.  Lack of  investor  interest  might adversely  affect  the  liquidity  of the market  for  particular  options or series of
options.  A  market  may  discontinue   trading  of  a  particular  option  or  options
generally.  In  addition,  a market  could become  temporarily  unavailable  if unusual events--such as volume in excess of trading or clearing  capability--were  to interrupt its normal operations.

       A market may at times find it necessary  to impose  restrictions  on  particular types of  options  transactions,  such as  opening  transactions.  For  example,  if an underlying  security  ceases  to  meet  qualifications  imposed  by the  market  or the
Options  Clearing  Corporation,  new series of options on that  security will no longer be opened to replace expiring series,  and opening  transactions in existing series may be prohibited.  If an options market were to become unavailable,  a Fund as a holder of an option  would be able to realize  profits or limit  losses  only by  exercising  the option,  and the Fund, as option writer,  would remain obligated under the option until expiration.

       Disruptions in the markets for the securities  underlying  options  purchased or sold by a Fund could result in losses on the options.  If trading is  interrupted in an underlying  security,  the trading of options on that  security  is normally  halted as well.  As a result,  a Fund as purchaser or writer of an option will be unable to close
out  its  positions  until  options  trading   resumes,   and  it  may  be  faced  with
considerable  losses if trading in the security  reopens at a  substantially  different price.  In addition,  the Options  Clearing  Corporation  or other options  markets may impose  exercise  restrictions.  If a  prohibition  on  exercise is imposed at the time when  trading in the option has also been  halted,  a Fund as a purchaser  or writer of an option will be locked into its position until one of the two  restrictions  has been lifted.  If the Options  Clearing  Corporation  were to  determine  that the  available supply  of an  underlying  security  appears  insufficient  to permit  delivery  by the
writers  of  all  outstanding  calls  in  the  event  of  exercise,   it  may  prohibit
indefinitely  the  exercise  of put  options by holders  who would be unable to deliver the  underlying  interest.  A Fund,  as holder  of such a put  option,  could  lose its entire  investment  if the  prohibition  remained  in  effect  until  the put  option's expiration  and the Fund was unable  either to acquire  the  underlying  security or to sell the put option in the market.

       Special risks are presented by  internationally-traded  options. Because of time differences  between  the United  States and  various  foreign  countries,  and because different  holidays are observed in different  countries,  foreign  options markets may be open for  trading  during  hours or on days  when  U.S.  markets  are  closed.  As a result,  option premium may not reflect the current  prices of the underlying  interest in the United States.

       An  exchange-listed  option may be closed out only on an exchange which provides a  secondary  market for an option of the same  series.  There is no  assurance  that a liquid secondary  market on an exchange will exist for any particular  option or at any particular  time.  If no  secondary  market were to exist,  it would be  impossible  to enter into a closing  transaction to close out an option position.  As a result, a Fund may be forced to continue  to hold,  or to  purchase  at a fixed  price,  a security on which it has sold an option at a time when  Huntington  believes it is  inadvisable  to do so.

       Higher  than  anticipated  trading  activity  or order flow or other  unforeseen events  might  cause the Options  Clearing  Corporation  or an  exchange  to  institute special  trading  procedures  or  restrictions  that  might  restrict  a Fund's  use of options.  The exchanges  have  established  limitations  on the maximum number of calls and  puts of each  class  that  may be held or  written  by an  investor  or  group  of investors  acting in  concert.  It is  possible  that the Trust  and other  clients  of
Huntington  may be  considered  such a group.  These  position  limits may restrict the
Trust's  ability to purchase or sell options on  particular  securities.  Options which are not traded on national  securities  exchanges may be closed out only with the other party to the option  transaction.  For that reason,  it may be more  difficult to close out  unlisted  options  than  listed  options.  Furthermore,  unlisted  options are not subject  to the  protection  afforded  purchasers  of  listed  options  by the  Options
Clearing Corporation.

Preferred Stock

       Preferred  stock is a type of equity  security  which  represents  an  ownership interest in a corporation  and the right to a portion of the assets of the  corporation in the event of a  liquidation.  This right,  however,  is  subordinate  to that of any creditors,  including  holders of debt issued by the  corporation.  Owners of preferred stock  ordinarily  do not have  voting  rights,  but are  entitled  to  dividends  at a specified rate.

       Each of the Funds may invest in preferred stock.

Real Estate Investment Trusts
       The VA  Dividend  Capture  Fund may  invest  in real  estate  investment  trusts
("REITs").  REITs are real estate  investment  trusts  that lease,  operate and finance commercial  real  estate.  REITs are exempt from federal  corporate  income tax if they limit their  operations  and  distribute  most of their income.  Such tax  requirements limit a REIT's ability to respond to changes in the commercial real estate market.
Repurchase Agreements

       Repurchase  agreements are agreements  through which banks,  broker-dealers  and other financial  institutions  approved by the Trustees,  sell securities (usually U.S.
Government  securities)  to a Fund  and  agree  to  repurchase  those  securities  at a specified  price and time  (usually not more than seven days from the  original  sale).
The seller's  obligation to pay the  repurchase  price is secured by the  securities to be  repurchased.  These  securities  are required to be held by the Fund, its custodian or a  third-party  custodian.  In order to  protect  the  Fund's  interest,  collateral securities  must have a value of at least 100% of the resale  price at all times.  (The seller must  provide  additional  collateral  in the event that this  condition  is not met).  In general,  the Adviser will require  collateral  securities to have a value of at least 102% of the resale price at the time the  repurchase  agreement  is made.  The collateral  is  marked to  market  on a daily  basis,  thus  enabling  the  Adviser  to determine when to request additional collateral from the seller.

       If a seller defaults on its repurchase  obligation,  a Fund could realize a loss on the sale of the  underlying  securities  to the extent that the proceeds of the sale
(including  accrued interest) are less than the resale price. In addition,  even though the U.S.  Bankruptcy Code provides  protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Reverse Repurchase Agreements

       Each Fund may borrow  funds for  temporary  purposes  by entering  into  reverse repurchase  agreements,  provided such action is consistent with the Fund's  investment objective  and  fundamental  investment  restrictions;  as a matter of non  fundamental
policy,   each  Fund  intends  to  limit  total  borrowings  under  reverse  repurchase agreements  to no more  than  10% of the  value  of its  total  assets.  Pursuant  to a reverse  repurchase  agreement,  a Fund will sell  portfolio  securities  to  financial institutions  such  as  banks  or  to  broker-dealers,  and  agree  to  repurchase  the securities  at a  mutually  agreed-upon  date and price.  A Fund  intends to enter into reverse  repurchase  agreements  only to  avoid  otherwise  selling  securities  during unfavorable  market  conditions to meet  redemptions.  At the time a Fund enters into a reverse repurchase  agreement,  it will place in a segregated  custodial account assets such as U.S.  Government  securities  or other  liquid,  high-quality  debt  securities consistent  with the Fund's  investment  objective  having a value equal to 100% of the repurchase  price  (including  accrued  interest),  and will  subsequently  monitor the
account  to  ensure  that  an  equivalent  value  is  maintained.   Reverse  repurchase
agreements  involve  the risk that the market  value of the  securities  sold by a Fund may  decline  below  the  price  at  which  a  Fund  is  obligated  to  repurchase  the securities.  Reverse  repurchase  agreements  are considered to be borrowings by a Fund under the 1940 Act.

Restricted and Illiquid Securities
       Restricted  securities  are any  securities  which are subject to restriction on resale under federal securities law,  including  commercial paper issued in reliance on the  exemption  from  registration  afforded by Section 4(2) of the  Securities  Act of
1933.  Illiquid  securities  are any  securities  for which there is a limited  trading market and may,  therefore,  be difficult to sell at market value.  Because  restricted and illiquid  securities may be difficult to sell at an acceptable  price,  they may be subject to greater volatility and may result in a loss to a Fund.

       Section 4(2)  commercial  paper is generally  sold to  institutional  investors, such as mutual  funds,  who agree  that they are  purchasing  the paper for  investment purposes and not with a view to public  distribution.  Any resale by the purchaser must be in an exempt  transaction.  Section  4(2)  commercial  paper is  normally  resold to other  institutional  investors  through  or  with  the  assistance  of the  issuer  or investment  dealers who make a market in Section 4(2) commercial  paper, thus providing liquidity.  The Trust believes that Section 4(2) commercial  paper and possibly certain other restricted  securities  which meet the criteria for liquidity  established by the
Trustees are quite  liquid.  The Trust  intends,  therefore,  with respect to the Money
Market Fund's  investments,  to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities.  In addition,  because Section
4(2)  commercial  paper is liquid,  the Trust  intends not to subject such paper to any limitation applicable to restricted securities.

       Each of the  Funds may  invest  in  illiquid  securities  (including  restricted securities,  repurchase  agreements  providing for  settlement on more than seven days'
notice and OTC  options).  The VA Growth  Fund and the VA Income  Equity  Fund may each invest up to 10% of its total assets in such  securities.  The VA Rotating  Index Fund, the VA Dividend  Capture  Fund,  the VA Mid Corp America  Fund,  and the VA New Economy
Fund may each invest up to 15% of their total assets in illiquid securities.
Security-specific Risk

       Security-specific  risk is the risk that the value of a particular  security may or may not move in the same  direction as the market as a whole.  All Funds are subject to this type of risk.

Small Cap/Special Equity Situation Securities

       Certain  Funds may invest in the  securities of small  capitalization  companies and companies in special  equity  situations.  Companies are considered to have a small market  capitalization  if their  capitalization is within the range of those companies in the  S&P  600 Small Cap  Index.  Companies  are  considered  to be  experiencing
special   equity   situations   if  they  are   experiencing   unusual   and   possibly
non-repetitive developments,  such as mergers; acquisitions;  spin-offs;  liquidations;
reorganizations;  and new  products,  technology  or  management.  These  companies may offer greater  opportunities  for capital  appreciation  than larger,  more established companies,  but investment in such companies may involve certain  special risks.  These risks may be due to the  greater  business  risks of small  size,  limited  markets and financial  resources,  narrow  product lines and frequent lack of depth in  management.
The  securities of such companies are often traded in the  over-the-counter  market and may not be traded in volumes  typical  on a national  securities  exchange.  Thus,  the securities  of such  companies  may be less  liquid,  and  subject  to more  abrupt  or
erratic  market  movements  than  securities  of  larger,   more   established   growth
companies.  Since a "special equity situation" may involve a significant  change from a company's past  experiences,  the uncertainties in the appraisal of the future value of the  company's  equity  securities  and the risk of a possible  decline in the value of the Funds' investments are significant.

U.S. Government Securities

       U.S.  Government  securities are securities that are either issued or guaranteed as to payment of  principal  and  interest  by the U.S.  Government,  its  agencies  or instrumentalities.  U.S.  Government  securities are limited to: direct  obligations of the U.S.  Treasury,  such as U.S.  Treasury bills,  notes, and bonds and notes,  bonds, and  discount  notes  of  U.S.  Government  agencies  or  instrumentalities,  including certain mortgage securities.

       Some obligations  issued or guaranteed by agencies or  instrumentalities  of the
U.S.  Government,  such  as  Government  National  Mortgage  Association  participation certificates, are backed by the full faith and credit of the U.S. Treasury.

       Other such  obligations  are only  supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S.  Treasury;  the discretionary authority  of the U.S.  Government  to  purchase  certain  obligations  of an agency or instrumentality; or the credit of the agency or instrumentality.

       All of the Funds may invest in U.S.  Government  securities and may use them for defensive purposes.

Warrants

       Warrants are  basically  options to purchase  common  stock at a specific  price
(usually  at a  premium  above  the  market  value  of the  optioned  common  stock  at issuance)  valid for a specific  period of time.  Warrants may have a life ranging from less than a year to twenty  years or may be  perpetual.  However,  most  warrants  have expiration  dates after which they are worthless.  In addition,  if the market price of the common stock does not exceed the  warrant's  exercise  price during the life of the warrant,  the warrant will expire as worthless.  Warrants have no voting rights, pay no dividends,  and have no rights with  respect to the assets of the  corporation  issuing them. The  percentage  increase or decrease in the market price of the warrant may tend to be greater  than the  percentage  increase or  decrease  in the market  price of the optioned common stock.

       Each of the Funds may invest in warrants.

When-issued and Delayed Delivery Transactions
       When-issued and delayed delivery  transactions are arrangements  through which a
Fund  purchases  securities  with payment and delivery  scheduled for a future time. No fees or other expenses,  other than normal  transaction  costs, are incurred.  However, liquid assets of the  purchasing  Fund  sufficient  to make payment for the  securities are  segregated on the Fund's  records at the trade date.  These assets are then marked to market daily and  maintained  until the  transaction  has been  settled.  A seller's failure to complete a  transaction  may cause a Fund to miss a desired  price or yield.
In addition,  because of delayed  settlement,  a Fund may pay more than market value on the  settlement  date.  Huntington  may  choose to  dispose  of a  commitment  prior to settlement.

       All of the Funds may engage in when-issued and delayed delivery transactions.

                                   INVESTMENT RESTRICTIONS

         The  following  investment  restrictions  are  fundamental  and  may not be changed without a vote of a majority of the outstanding shares of a Fund.

The VA Growth Fund and the VA Income Equity Fund

       Accordingly, the Trust will not, on behalf of a Fund:

       (1)  Invest more than 5% of the value of its total assets in the  securities  of any one issuer  (this  limitation  does not apply to  securities  issued or
            guaranteed   by  the   U.S.   Government   or  any  of  its   agencies   or
            instrumentalities   or   to   repurchase   agreements   secured   by   such
            obligations).

       (2)  Purchase more than 10% of the voting securities of any issuer.

       (3)  Invest  25% or more of the  value of its  total  assets  in  securities  of companies  primarily  engaged  in any one  industry  (other  than  the U.S.
            Government,  its agencies and  instrumentalities),  Such  concentration may occur as a result of changes in the market value of  portfolio  securities, but such concentration may not result from investment.

       (4)  Loan more than 20% of the Funds' portfolio  securities to brokers,  dealers or other  financial  organizations.  All such loans will be  collateralized by cash or U.S.  Government  obligations  that are  maintained at all times in an amount  equal to at least  102% of the  current  value of the  loaned securities.

       (5)  Invest  more  than  10% of  the  value  of its  total  assets  in  illiquid securities including restricted  securities,  repurchase agreements of over seven days' duration and OTC options.

       (6)  Borrow in excess of 5% of its total assets  (borrowings  are permitted only as a temporary measure for  extraordinary or emergency  purposes) or pledge
            (mortgage) its assets as security for an indebtedness.

       (7)  Invest  more  than 5% of its  total  assets  in  securities  of any  issuer which,  together with any predecessor,  has been in operation for less than three years.

       (8)  Purchase  or sell real  estate or real  estate  mortgage  loans;  provided, however,  that the Funds may invest in  securities  secured by real  estate or  interests  therein or issued by  companies  which invest in real estate or interests therein.

       (9)  Purchase or sell  commodities  or  commodities  contracts,  or interests in oil, gas, or other mineral  exploration or development  programs  provided, however,  that the Funds  may  invest in  futures  contracts  for bona fide hedging  transactions,  as defined  in the  General  Regulations  under the
            Commodity  Exchange  Act, or for other  transactions  permitted to entities exempt from the definition of the term  commodity  pool  operator,  as long as,  immediately  after entering a futures  contract no more than 5% of the fair  market  value of the  Funds'  assets  would be  committed  to initial margins.

       (10) Purchase  securities  on margin  or effect  short  sales  (except  that the
            Funds may  obtain  such  short-term  credits  as may be  necessary  for the clearance of purchases or sales of securities).

       (11) Engage  in the  business  of  underwriting  securities  issued by others or purchase  securities,  other than time deposits and  restricted  securities
            (i.e.,   securities  which  cannot  be  sold  without  registration  or  an
            exemption   from   registration),   subject   to   legal   or   contractual
            restrictions on disposition.

       (12) Make  loans to any  person or firm  except  as  provided  below;  provided, however,  that the making of a loan shall not be  construed  to include (i)
            the  acquisition  for  investment  of  bonds,  debentures,  notes  or other evidences  of  indebtedness  of any  corporation  or  government  which are publicly  distributed or of a type  customarily  purchased by institutional investors  (which are debt  securities,  generally rated not less than A by
            Moody's or S&P,  or the equivalent,  privately  issued and purchased by such entities as banks, insurance companies and investment  companies),  or
            (ii) the entry into repurchase  agreements.  However, each of the Funds may lend its portfolio  securities to brokers,  dealers or other  institutional investors deemed by Huntington,  the Trust's manager,  pursuant to criteria adopted by the Trustees,  to be creditworthy  if, as a result thereof,  the aggregate  value of all securities  loaned does not exceed 20% of the value of total assets and the loan is collateralized  by cash or U.S.  Government obligations  that are  maintained  at all  times in an  amount  equal to at least  102% of the  current  market  value of the loaned  securities.  Such transactions will comply with all applicable laws and regulations.

       (13) Purchase from or sell portfolio  securities to officers,  Trustees or other
            "interested  persons" (as defined in the 1940 Act) of the Funds,  including its  investment  manager and its  affiliates,  except as  permitted  by the
            Investment Company Act of 1940 and exemptive Rules or Orders thereunder.

       (14) Issue senior securities.

       (15) Purchase  or  retain  the  securities  of any  issuer  if,  to  the  Funds'
            knowledge,  one or more  of the  officers,  directors  or  Trustees  of the
            Trust,  the  investment  adviser  or the  administrator,  individually  own beneficially  more than  one-half of one percent of the  securities of such issuer and together own beneficially more than 5% of such securities.

       (16) Purchase the securities of other  investment  companies  except by purchase in the open  market  where no  commission  or profit to a sponsor or dealer results from such  purchase  other than the customary  broker's  commission or except when such  purchase  is part of a plan of merger,  consolidation, reorganization  or acquisition and except as permitted  pursuant to Section
            12(d)(1) of the Investment Company Act of 1940.

       All percentage  limitations on investments  will apply at the time of the making of an investment and should not be considered  violated  unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The VA Rotating  Index Fund,  the VA Dividend  Capture  Fund,  the VA Mid Corp  America
Fund, and the VA New Economy Fund:

       (1)  May  purchase  securities  of any  issuer  only  when  consistent  with the maintenance  of its status as a diversified  company  under the  Investment
            Company  Act of 1940,  or the  rules  or  regulations  thereunder,  as such statute, rules or regulations may be amended from time to time.

       (2)  May not  concentrate  investments  in a  particular  industry  or  group of industries  as  concentration  is defined  under the 1940 Act, or the rules or regulations  thereunder,  as such statute,  rules or regulations  may be amended from time to time.

       (3)  May issue  senior  securities  to the extent  permitted  by the  Investment
            Company  Act of 1940,  or the  rules  or  regulations  thereunder,  as such statute, rules or regulations may be amended from time to time.

       (4)  May  lend  or  borrow  money  to the  extent  permitted  by the  Investment
            Company  Act of 1940,  or the  rules  or  regulations  thereunder,  as such statute, rules or regulations may be amended from time to time.

       (5)  May  purchase  or  sell   commodities,   commodities   contracts,   futures
            contracts,  or  real  estate  to the  extent  permitted  by the  Investment
            Company  Act of 1940,  or the  rules  or  regulations  thereunder,  as such statute, rules or regulations may be amended from time to time.

       (6)  May  underwrite  securities  to the  extent  permitted  by  the  Investment
            Company  Act of 1940,  or the  rules  or  regulations  thereunder,  as such statute, rules or regulations may be amended from time to time.

       (7)  May  pledge,  mortgage  or  hypothecate  any of its  assets  to the  extent permitted  by  the  Investment  Company  Act  of  1940,  or  the  rules  or regulations  thereunder,  as such  statute,  rules  or  regulations  may be amended from time to time.
   The fundamental limitations of the VA Rotating Index Fund, the VA Dividend
Capture Fund, the VA Mid Corp America Fund, and the VA New Economy Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies.
However, the Fund also has adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

       1940 Act  Restrictions.  Under  the 1940 Act,  and the  rules,  regulations  and interpretations  thereunder,  a "diversified  company," as to 75% of its totals assets, may not purchase  securities  of any issuer (other than  obligations  of, or guaranteed by, the U.S. Government,  its agencies or its  instrumentalities) if, as a result, more than 5% of the value of its total  assets would be invested in the  securities  of such issuer or more than 10% of the issuer's  voting  securities  would be held by the fund.
"Concentration"  is generally  interpreted under the 1940 Act to be investing more than
25% of net  assets in an  industry  or group of  industries.  The 1940 Act  limits  the
ability  of   investment   companies  to  borrow  and  lend  money  and  to  underwrite securities.  The 1940 Act  currently  prohibits an open-end  fund from  issuing  senior securities, as defined in the 1940 Act, except under very limited circumstances.

       Additionally,  the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from  issuing  senior  securities,  except the Fund may  borrow  from any bank provided that  immediately  after any such  borrowing  there is an asset coverage of at least  300% for all  borrowings  by the Fund and  provided  further,  that in the event that such asset  coverage  shall at any time fall below 300%,  the Fund  shall,  within three days  thereafter or such longer period as the Securities and Exchange  Commission may  prescribe by rules and  regulations,  reduce the amount of its  borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

  The  following  investment  limitations  of the VA  Rotating  Index  Fund,  the VA
Dividend  Capture Fund,  the VA Mid Corp America Fund,  and the VA New Economy Fund are
non-fundamental policies. The funds may not:

       (1)  Invest in companies for the purpose of exercising control.

      (2)   Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

       (3)  Purchase or sell real estate,  real estate  limited  partnership  interest, commodities or commodities  contracts  (except that the Funds may invest in futures  contracts  and options on futures  contracts,  as disclosed in the prospectuses)  and  interest  in a pool of  securities  that are secured by interests in real estate.  However,  subject to its permitted  investments,
            the  Funds  may  invest  in   companies   which   invest  in  real  estate,
            commodities or commodities contracts.

       (4)  Make short  sales of  securities,  maintain a short  position  or  purchase securities on margin,  except that the Trust may obtain short-term  credits as necessary for the clearance of security transactions.

       (5)  Act as an  underwriter  of securities of other issuers  except as it may be deemed an underwriter in selling a Fund security.

       (6)  Issue  senior  securities  (as  defined in the  Investment  Company  Act of
            1940) except in connection  with  permitted  borrowings as described  above or as  permitted  by  rule,  regulation  or  order  of the  Securities  and
            Exchange Commission.

       (7)  Purchase  or retain  securities  of an issuer if, to the  knowledge  of the
            Trust,  an  officer,  trustee,  partner  or  director  of the  Trust or the
            Adviser owns  beneficially  more than 1/2 or 1% of the shares or securities of such issuer and all such  officers,  trustees,  partners  and  directors owning more than 1/2 or 1% of such shares or  securities  together own more than 5% of such shares or securities.

(8)   Invest in  interest in oil,  gas, or other  mineral  exploration  or  development programs and oil, gas or mineral leases.
 State Insurance Regulations
The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by participating insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities.
If applicable, the Fund may be limited in its ability to engage in such investments and to manages its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

       Voting  Information.  As used in this  Statement of  Additional  Information,  a
"vote of a majority of the  outstanding  Shares" of the Trust or a particular Fund or a particular  Class of Shares of the Trust or a Fund  means the  affirmative  vote of the lesser  of (a) more  than 50% of the  outstanding  Shares  of the Trust or such Fund or such  Class,  or (b) 67% or more of the  Shares of the Trust or such Fund or such Class present at a meeting at which the  holders of more than 50% of the  outstanding  Shares of the Trust or such Fund or such Class are represented in person or by proxy.

                                  PORTFOLIO TURNOVER

       The portfolio  turnover rate of a Fund is defined by the Securities and Exchange
Commission  as the ratio of the  lesser of annual  sales or  purchases  to the  monthly average value of the portfolio,  excluding from both the numerator and the  denominator securities  with  maturities at the time of acquisition of one year or less.  Portfolio turnover generally  involves some expense to a Fund,  including  brokerage  commissions or  dealer  mark-ups  and  other  transactions  costs  on the  sale of  securities  and reinvestment in other securities.

For the fiscal years ended  December 31, 2001 and 2000,  the portfolio  turnover  rates for each of the following Funds were as follows:

Fund                                                               2001       2000
----                                                               ----       ----

VA Growth Fund................................................       0%        NA
VA Income Equity Fund.........................................      38%        6%
VA Rotating Index Fund........................................       0%        NA
VA Dividend Capture Fund......................................      12%        NA
VA Mid Corp America Fund......................................       3%        NA
VA New Economy Fund...........................................       0%        NA
                                       VALUATION

       Net asset  value is  calculated  as of the close of the New York Stock  Exchange every Monday through  Friday except (i) days on which there are not sufficient  changes in the  value of a  Fund's  portfolio  securities  that its net  asset  value  might be materially  affected;  (ii) days during which no shares are tendered for redemption and no orders to purchase  shares are received;  (iii) the following  holidays:  New Year's
Day,  Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor  Day,
Thanksgiving  Day, and Christmas Day and (iv) other civil  holidays,  such as Veterans'
Day and  Martin  Luther  King Day,  when the  Federal  Reserve  Banks or the  financial markets are closed.

       Each of the  Funds  relies on one or more  pricing  services  authorized  by the
Board  of  Trustees   ("Authorized  Pricing  Services")  to  value  its  securities  in calculating  net asset value.  Each of the Funds values its  securities in  calculating net  asset  value  as  follows.  Equity  securities  traded  on a  national  securities exchange  or  quoted  on  the  NASDAQ  National  Market  System  are  valued  at  their last-reported  sale price on the principal  exchange or reported by NASDAQ or, if there is no reported  sale,  and in the case of  over-the-counter  securities not included in the NASDAQ  National Market System,  at a bid price estimated by an Authorized  Pricing
Service.  Fixed Income  securities traded on a national  securities  exchange or in the over-the-counter  market are valued at their  last-reported  sale price or, if there is no reported  sale,  at a bid price  estimated by an  Authorized  Pricing  Service.  For other debt securities,  including zero-coupon  securities,  and foreign securities,  an
Authorized Pricing Service will be used.

       Short-term  investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized  cost.  Investments  in other  open-end  investment companies are valued at net asset value.

       For  securities  which cannot be priced by an Authorized  Pricing  Service,  the
Board of Trustees has  authorized  the Trust's  record keeper to seek a good faith fair value  determination  from a broker-dealer or other financial  intermediary.  The Board of Trustees  has also  established  a Pricing  Committee  which will  determine in good faith the fair  valuation  of a security  in the event that market  quotations  are not readily  available.  In certain  circumstances,  in accordance with the Trust's Pricing
Procedures,  the  Pricing  Committee  may seek a good faith  fair  value  determination where an Authorized Pricing Service has provided a price.

       If any securities  held by a Fund are restricted as to resale,  their fair value is  generally  determined  as the  amount  which the Fund  could  reasonably  expect to realize from an orderly  disposition  of such  securities  over a reasonable  period of time.  The  valuation  procedures  applied in any specific  instance are likely to vary from  case  to  case.  However,  consideration  is  generally  given  to the  financial position  of  the  issuer  and  other  fundamental  analytical  data  relating  to  the investment  and to the nature of the  restrictions  on  disposition  of the  securities
(including  any  registration  expenses  that might be borne by the Fund in  connection with such disposition).  In addition,  specific factors are also generally  considered, such as the cost of the  investment,  the market value of any  unrestricted  securities of the same class  (both at the time of  purchase  and at the time of  valuation),  the size of the holding,  the prices of any recent  transactions  or offers with respect to such securities, and any available analysts' reports regarding the issuer.

       Generally,  trading  in  certain  securities  (such as  foreign  securities)  is substantially  completed  each day at various  times prior to the close of the New York
Stock  Exchange.  The  values of these  securities  used in  determining  the net asset value of the Fund's shares are computed as of such times.  Also,  because of the amount of time  required to collect and process  trading  information  as to large  numbers of securities  issues,  the values of certain  securities  (such as convertible  bonds and
U.S.  Government  securities)  are  determined  based on  market  quotations  collected earlier in the day at the latest  practicable  time prior to the close of the Exchange.
Occasionally,  events  affecting  the value of such  securities  may occur between such times and the close of the Exchange  which will not be reflected in the  computation of the  Fund's  net  asset  value.  If  events  materially  affecting  the  value  of such securities  occur  during  such  period,  and then these  securities  will be valued at their fair value, in the manner described above.

       The  proceeds  received by each Fund for each issue or sale of its  shares,  and all income,  earnings,  profits,  and proceeds  thereof,  subject only to the rights of creditors,  will be specifically  allocated to such Fund, and constitute the underlying assets of that  Fund.  The  underlying  assets of each Fund will be  segregated  on the
Trust's books of account,  and will be charged with the  liabilities in respect of such
Fund and with a share of the general  liabilities  of the Trust.  Expenses with respect to any two or more Funds are to be allocated in  proportion  to the net asset values of the  respective  Funds except where  allocations  of direct  expenses can  otherwise be fairly made.

                                MANAGEMENT OF THE TRUST

 The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the
Trustee are listed in the immediately following table.  The business address of the persons listed below is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
PA.

TRUSTEE INFORMATION

--------------------------------------------------------------------------------------------
Name, Address, and   Positions   Term of     Principal Occupation(s)   Number      Other
        Age          held with   Office;             During               of    Directorships
                     Huntington  Length           Past 5 Years         Portfolios Held by
                       Funds     of Time                                  in      Trustee
                                  Served                                Fund
                                                                       Complex
                                                                       Overseen
                                                                          by
                                                                        Trustee
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

David S.            Trustee      IndefiniteSince 1965, Chairman of        23       None
Schoedinger                      5/90 -    the Board, Schoedinger
Birth date:                      present   Funeral Service.  Since
November 27, 1942                          1987, CEO, Schoedinger
                                           Financial Services, Inc.
                                           From 1992 to 1993,
                                           President, Board of
                                           Directors of National
                                           Selected Morticians
                                           (national trade
                                           association for
                                           morticians).

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

John M. Shary       Trustee,     IndefiniteRetired; Formerly: Member,     23       None
Birth date:         Chairman of  10/91-    Business Advisory Board,
November 30, 1930   the Board    present   HIE-HEALTHCARE.COM
                                           (formerly Hublink, Inc.)
                                           (1993-1997)(database
                                           integration software);
                                           Member, Business Advisory
                                           Board, Mind Leaders, Inc.
                                           (formerly DPEC - Data
                                           Processing Education
                                           Corp.) (1993-1996) (data
                                           processing education);
                                           Member, Business Advisory
                                           Board, Miratel Corporation
                                           (1993-1995)(research and
                                           development firm for
                                           CADCAM); Chief Financial
                                           Officer of OCLC Online
                                           Computer Library Center,
                                           Inc. (1978-1993); Member,
                                           Board of Directors,
                                           Applied Information
                                           Technology Research Center
                                           (1987-1990); Member, Board
                                           of Directors, AIT
                                           (1987-1990) (technology).

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Thomas J.
Westerfield         Trustee      IndefiniteSince April 1993, Of           23       None
Birth date: April                1/01-     Counsel, Cors &
19, 1955                         present   Bassett LLC (law firm).

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

William R. Wise     Trustee      IndefiniteRetired; Formerly,             23       None
Birth date:                      4/91-     Corporate Director of
October 20, 1931                 present   Financial Services and
                                           Treasurer, Children's
                                           Hospital, Columbus, Ohio;
                                           Associate Executive
                                           Director and Treasurer,
                                           Children's Hospital,
                                           Columbus, Ohio (1985-1989).

--------------------------------------------------------------------------------------------


Officers

 Name              Principal Occupation(s) and Previous Positions
 Birth Date
 Address
 Positions Held
 with Trust
 Daniel B. Benhase Principal Occupation: Executive Vice President, Private
 Birth Date:       Financial Group, Huntington Bancshares Incorporated (June 2000
 November 23, 1959 to present).
 41 South High
 Street            Previous Positions: Executive Vice President of Firststar
 Colombus, OH      Corporation and Firstar Bank, N.A. (prior to June 2000)
 PRESIDENT

 Peter J. Germain  Principal Occupation: Senior Vice President and Director,
 Birth Date:       Mutual Fund Services Division, Federated Services Company.
 September 3, 1959
 Federated         Previous Positions: Senior Corporate Counsel, Federated
 Investors Tower   Investors, Inc.
 ------------------
 1001 Liberty
 Avenue
 Pittsburgh, PA
 VICE PRESIDENT

 James E. OstrowskiPrincipal Occupation: Vice President, Federated Services
 Birth Date:       Company
 November 13, 1959
 Federated
 Investors Tower
 ------------------
 1001 Liberty
 Avenue
 Pittsburgh, PA
 VICE PRESIDENT
 AND TREASURER

 Richard J. Thomas Principal Occupation: Treasurer of the Federated Fund Complex;
 Birth Date: June  Senior Vice President, Federated Administrative Services;
 17, 1954
 Federated         Previous Positions: Vice President, Federated Administrative
 Investors Tower   Services, held various management postitions within Funds
 ------------------Financial Services Division of Federated investors, Inc.
 1001 Liberty
 Avenue
 Pittsburgh, PA
 TREASURER

 Gail Jones        Principal Occupation: Vice President and Corporate Counsel,
 Birth Date:       Federated Services Company.
 October 26, 1953
 Federated
 Investors Tower
 ------------------
 1001 Liberty
 Avenue
 Pittsburgh, PA
 SECRETARY

---------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD

      Audit Committee

      The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit;
and to act as a liaison between the Trust's independent auditors and the full Board of Trustees.  The Audit Committee is comprised of all four members of the Board of
Trustees.  The Audit Committee met three times during the past fiscal year.

      Nominating Committee

      The purpose of the Nominating Committee is to identify candidates to fill vacancies on the Board of Trustees.  The Nominating Committee will consider nominees recommended by Shareholders.  The Nominating Committee is comprised of all four members of the Board of Trustees.  Recommendations should be submitted to the
Nominating Committee in care of Huntington Funds.  The Nominating Committee met once during the past fiscal year.

OWNERSHIP OF SECURITIES

      Ownership of Securities.  As of December 31, 2001, each of the Trustees beneficially owned equity securities of the Trust and Family of Investment Companies as follows:

-------------------------------------------------------------------------------------------
           (1)                             (2)                              (3)

                                                                  Aggregate Dollar Range
                                                                  of Equity Securities in
                            Dollar Range of Equity Securities         All Registered
     Name of Trustee                   in the Fund                 Investment Companies
                                                                  Overseen by Trustee in
                                                                   Family of Investment
                                                                         Companies

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
David S. Schoedinger      $0                                     >$100,000

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
John M. Shary             $0                                     $50,001 - $100,000

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Thomas J. Westerfield     $0                                     >$100,000

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
William R. Wise           $0                                     >$100,000

-------------------------------------------------------------------------------------------

 Trustee Compensation

                        Aggregate Compensation from         Total Compensation from
the Funds         Name of Person                the Funds for the Year Ending
and Fund Complex Paid to Trustees
       Position         December 31, 2001             for  the  Year  Ending   December
31, 2001
---------------------------------------------------------------------------------------
David S. Schoedinger            $2,500.00                               $20,500.00
Trustee

John M. Shary                   $2,500.00                               $25,500.00
Trustee and
Chairman of the Board

Thomas J. Westerfield           $2,500.00                               $20,500.00
Trustee

William R. Wise                 $2,500.00                               $20,500.00
Trustee

      Approval of Investment Advisory Agreement. The investment advisory agreement
(the "Agreement") with Huntington Asset Advisors, Inc.1 was formally considered by the Board of Trustees at meetings held in January, April and August of 2001, which included detailed discussions held outside the presence of fund management and the
Adviser's personnel.  In conducting its review, the Board of Trustees, all of whom are independent trustees for purposes of the Investment Company Act of 1940, were advised by independent legal counsel.  The Board's review addressed a variety of factors including:  (1) the nature, quality and extent of services provided to the
Trust under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Trust's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Huntington Asset Advisors, Inc. with respect to each portfolio in the Trust.  In analyzing these factors, the Board reviewed and considered highly detailed expense and performance comparison information provided by Lipper Inc. (an independent provider of mutual fund data).  These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board further reviewed staffing information including the recruiting and retention of qualified investment professionals.  The Board also reviewed the investment processes employed by the Adviser with respect to each Fund.

      As disclosed elsewhere in this Statement of Additional Information, Huntington
Asset Advisors, Inc. has soft dollar arrangements by which brokers provide research to Huntington Asset Advisors, Inc. in return for allocating brokerage to such brokers.  The Board considered these arrangements.  The Board also considered the costs and benefits to affiliates of Huntington Asset Advisors, Inc. such as costs and benefits associated with the assumption of duties as administrator  and custodian to the Trust by Huntington National Bank.  Also considered was the business reputation and financial resources of Huntington Asset Advisors, Inc. and its ultimate corporate parent, Huntington Bancshares Incorporated.

      Based on its review, the Board of Trustees approved continuance of the
Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of Huntington Asset Advisors, Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

       There are no pension or  retirement  plans or programs in effect for Trustees of the Trust.  No officers of the Trust receive  compensation  from the Trust or the Funds as officers or employees of the Trust.

       The  Declaration  of Trust for the Trust  provides  that the Trust will,  to the fullest  extent  permitted by law,  indemnify  its  Trustees  and officers  against all liabilities  and against  all  expenses  reasonably  incurred  in  connection  with any claim,  action,  suit or  proceeding  in which  they may be  involved  because of their offices  with the Trust,  except if it is  determined  in the manner  specified  in the
Declaration  of Trust that they have not acted in good faith in the  reasonable  belief
that  their   actions   were  in  the  best   interests  of  the  Trust  or  that  such
indemnification  would  relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful  misfeasance,  bad faith,  gross  negligence,  or reckless  disregard  of his or her  duties.  The Trust,  at its  expense,  may  provide liability insurance for the benefit of its Trustees and officers.

1  In 2001, Huntington Asset Advisors, Inc. (the "Adviser") replaced The Huntington
  National Bank (the "Bank") as the investment adviser to the Trust.  Because the
  Adviser is a wholly-owned subsidiary of the Bank and all management and investment advisory personnel remain unchanged, transfer of the investment advisory function does not constitute an assignment for purposes of the Investment Company Act of
  1940 and, therefore, does not require shareholder approval.

Investment Adviser

       On May 12,  2001,  The  Huntington  National  Bank  reorganized  its  investment advisory  services and created  Huntington  Asset  Advisors,  Inc., a separate,  wholly owned subsidiary of The Huntington National Bank.  Huntington Asset Advisors,  Inc. has
replaced The Huntington  National Bank as the  investment  advisor to the Huntington VA
Funds.  Following the reorganization,  the management and investment advisory personnel of The  Huntington  National  Bank that  provided  investment  management  services  to
Huntington  VA Funds  will  continue  to do so as the  personnel  of  Huntington  Asset
Advisors,  Inc.  Additionally,  Huntington  Asset  Advisors,  Inc. is wholly  owned and otherwise  fully  controlled  by  The  Huntington  National  Bank.  As a  result,  this
transaction  is  not  an  "assignment"  of  the  investment   advisory   contract  (and
sub-advisory  contract)  for  purposes  of the  Investment  Company  Act of  1940  and, therefore, a shareholder vote is not required.

       The  Huntington  National  Bank  is  an  indirect,  wholly-owned  subsidiary  of
Huntington  Bancshares  Incorporated  ("HBI")  and is deemed to be  controlled  by HBI.
With $28.5 billion in assets under  management as of December 31, 2001,  HBI is a major
Midwest  regional bank holding company.  Through its  subsidiaries and affiliates,  HBI offers  a  full  range  of  services  to the  public,  including:  commercial  lending,
depository   services,   cash   management,   brokerage   services,   retail   banking,
international  services,  mortgage  banking,  investment  advisory  services  and trust services.

       Under the investment  advisory  agreements between the Trust and Huntington (the
"Investment Advisory Agreements"),  Huntington, at its expense,  furnishes a continuous investment  program  for the  various  Funds and makes  investment  decisions  on their behalf,  all  subject  to such  policies  as the  Trustees  may  determine.  Investment decisions  are  subject  to the  provisions  of the  Trust's  Declaration  of Trust and
By-laws,  and of the 1940 Act. In addition,  Huntington makes decisions consistent with a Fund's  investment  objectives,  policies,  and  restrictions,  and such policies and instructions as the Trustees may, from time to time, establish.

        Each of the Funds pays advisory fees to Huntington  based on a percentage of its  average  daily net  assets as  specified  in the  applicable  Investment  Advisory
Agreement and described in the  Prospectus.  During the fiscal years ended December 31,
2001, 2000 and 1999, Huntington collected the following fees:

Fund                                            2001           2000                   1999
----                                            ----           ----                   ----

VA Growth Fund.......................             $1,041
                  NA.................                    NA
VA Income Equity Fund................    $19,132 (1)                     $0
                   $0................
VA Rotating Index Fund...............             $0(2)
                   NA................ NA
VA Dividend Capture Fund.............             $0(3)
                  NA                          NA
VA Mid Corp America Fund.............             $0(4)
                  NA                          NA
VA New Economy Fund..................             $0(5)                        NA
NA

(1) For the year  ended  December  31,  2001,  gross  advisory  fees for the VA  Income
Equity Fund were $25,229 of which $6,097 was voluntarily waived.

(2) For the period from the Fund's  inception  date of October 15, 2001 to December 31,
2001,  gross  advisory fees for the VA Rotating  Index Fund were $259 of which $259 was voluntarily waived.

(3) For the period from the Fund's  inception  date of October 15, 2001 to December 31,
2001,  gross  advisory  fees for the VA Dividend  Capture  Fund were $256 of which $256 was voluntarily waived.

(4) For the period from the Fund's  inception  date of October 15, 2001 to December 31,
2001,  gross  advisory  fees for the VA Mid Corp  America  Fund were $276 of which $276 was voluntarily waived.

(5) For the period from the Fund's  inception  date of October 15, 2001 to December 31,
2001,  gross  advisory  fees for the VA New  Economy  Fund were $264 of which  $264 was voluntarily waived.


       Depending on the size of the Fund,  fees payable under the  Investment  Advisory
Agreement may be higher than the advisory fee paid by most mutual  funds,  although the
Board of Trustees  believes it will be  comparable  to advisory fees paid by many funds having  similar  objectives  and  policies.  The Adviser may from time to time agree to voluntarily  reduce its advisory fee,  however,  it is not currently  doing so for each
Fund.  While there can be no  assurance  that the  Adviser  will choose to make such an agreement,  any  voluntary  reductions  in the  Adviser's  advisory  fee will lower the
Fund's  expenses,  and thus  increase  the Fund's  yield and total  return,  during the period such voluntary reductions are in effect.

       The Investment  Advisory Agreements provide that Huntington shall not be subject to any  liability  for any error of judgment or mistake of law or for any loss suffered by the  Trust  in  connection  with  the  matters  to  which  the  Investment  Advisory
Agreements  relate,  except a loss  resulting  from a breach  of  fiduciary  duty  with respect to the receipt of  compensation  for services or a loss  resulting from willful misfeasance,  bad faith,  gross  negligence,  or reckless  disregard of its obligations and duties on the part of Huntington.

       The  Investment  Advisory  Agreements  may be  terminated  without  penalty with respect to any Fund at any time by the vote of the Trustees or by the  shareholders  of that Fund upon 60 days' written  notice,  or by Huntington on 90 days' written  notice.
An Investment  Advisory  Agreement may be amended only by a vote of the shareholders of the affected  Fund(s).  The Agreements also terminate without payment of any penalty in the event of its  assignment.  The  Investment  Advisory  Agreements  provide that they will  continue  in  effect  from  year to year  only  so  long as such  continuance  is approved  at  least  annually  with  respect  to each  Fund by the vote of  either  the
Trustees or the  shareholders  of the Fund,  and, in either case,  by a majority of the
Trustees who are not "interested persons" of Huntington.

            Because of the internal  controls  maintained by Huntington to restrict the flow of non-public  information,  the Funds' investments are typically made without any knowledge of Huntington's or its affiliates' lending relationships with an issuer.

Glass-Steagall Act

       The   Gramm-Leach-Bliley   Act  of  1999  repealed  certain  provisions  of  the
Glass-Steagall  Act that had  previously  restricted  the  ability  of banks  and their affiliates to engage in certain  mutual fund  activities.  Nevertheless,  the Adviser's activities  remain subject to, and may be limited by,  applicable  federal  banking law and  regulations.  The  Adviser  believes  that it  possesses  the legal  authority  to perform the services for the Funds  contemplated by the Investment  Advisory  Agreement and described in the Prospectus and this  Statement of Additional  Information  and has so represented in the Investment Advisory  Agreement.  Future changes in either federal or state statutes and regulations  relating to the  permissible  activities of banks or bank holding  companies and the  subsidiaries or affiliates of those entities,  as well as further  judicial or  administrative  decisions  or  interpretations  of present and future statutes and  regulations  could prevent or restrict the Adviser from continuing to perform  such  services for the Trust.  Depending  upon the nature of any changes in the  services  that could be  provided  by the  Adviser,  the Board of  Trustees of the
Trust would review the Trust's  relationship  with the Adviser and consider  taking all action necessary in the circumstances.

       Should  further  legislative,  judicial  or  administrative  action  prohibit or restrict the activities of the Adviser,  its affiliates,  and its  correspondent  banks in  connection  with  customer  purchases  of Shares of the Trust,  such banks might be
required  to  alter   materially  or  discontinue  the  services  offered  by  them  to customers.  It is not  anticipated,  however,  that any change in the Trust's method of operations  would  affect its net asset value per Share or result in  financial  losses to any customer.

Portfolio Transactions

       Huntington may place portfolio  transactions with broker-dealers  which furnish, without  cost,  certain  research,  statistical,  and  quotation  services  of value to
Huntington and its  affiliates in advising the Trust and other  clients,  provided that they shall  always  seek best price and  execution  with  respect to the  transactions.
Certain  investments  may be appropriate for the Trust and for other clients advised by
Huntington.  Investment  decisions for the Trust and other clients are made with a view to achieving their  respective  investment  objectives and after  consideration of such factors as their current  holdings,  availability of cash for investment,  and the size of their  investments  generally.  Frequently,  a particular  security may be bought or sold for only one client or in different  amounts and at different  times for more than one but less than all clients.  Likewise,  a particular  security may be bought for one or more clients when one or more other clients are selling the  security.  In addition, purchases  or sales  of the same  security  may be made for two or more  clients  of an investment  adviser  on the  same  day.  In  such  event,  such  transactions  will  be allocated  among the clients in a manner  believed by  Huntington  to be  equitable  to each.  In some  cases,  this  procedure  could have an  adverse  effect on the price or amount of the securities  purchased or sold by the Trust.  Purchase and sale orders for the Trust may be combined  with those of other  clients of  Huntington  in the interest of achieving the most favorable net results for the Trust.

       As part of its regular  banking  operations,  Huntington  Bank may make loans to public  companies.  Thus, it may be possible,  from time to time, for the Funds to hold or acquire the  securities  of issuers  which are also lending  clients of  Huntington.
Bank.  The lending  relationship  will not be a factor in the  selection of  securities for the Funds.

Brokerage Allocation and Other Practices

       Transactions on U.S. stock exchanges and other agency  transactions  involve the payment by a Fund of negotiated  brokerage  commissions.  Such  commissions  vary among
different  brokers.   Also,  a  particular  broker  may  charge  different  commissions according to such factors as the difficulty and size of the  transaction.  Transactions in foreign securities often involve the payment of fixed brokerage  commissions,  which are  generally  higher than those in the United  States.  There is  generally no stated
commission in the case of securities traded in the  over-the-counter  markets,  but the price paid by a Fund usually includes an undisclosed  dealer commission or mark-up.  In underwritten  offerings,  the  price  paid  by  a  Fund  includes  a  disclosed,  fixed commission or discount retained by the underwriter or dealer.

       Huntington  places all orders for the purchase and sale of portfolio  securities for a Fund and buys and sells  securities  for a Fund through a  substantial  number of brokers and  dealers.  In so doing,  it uses its best  efforts to obtain for a Fund the best  price  and  execution  available.  In  seeking  the  best  price  and  execution,
Huntington,  having in mind a Fund's  best  interests,  considers  all factors it deems relevant,  including, by way of illustration,  price, the size of the transaction,  the nature of the market for the  security,  the  amount of the  commission,  the timing of the  transaction  taking  into  account  market  prices  and  trends,  the  reputation, experience,  and financial stability of the broker-dealer  involved, and the quality of service rendered by the broker-dealer in other transactions.

       It has  for  many  years  been a  common  practice  in the  investment  advisory business for advisers of  investment  companies  and other  institutional  investors to
receive  research,   statistical,  and  quotation  services  from  broker-dealers  that execute portfolio  transactions for the clients of such advisers.  Consistent with this practice,  Huntington receives research,  statistical, and quotation services from many broker-dealers  with which it places a Fund's portfolio  transactions.  These services, which in some cases may also be  purchased  for cash,  include  such matters as general economic and security  market  reviews,  industry and company  reviews,  evaluations of securities,  and  recommendations  as to the purchase and sale of  securities.  Some of these  services are of value to Huntington  and its  affiliates in advising  various of
their  clients  (including  the  Trust),   although  not  all  of  these  services  are
necessarily  useful  and of  value in  managing  the  Trust.  The fee paid by a Fund to
Huntington is not reduced because Huntington and its affiliates receive such services.

       As  permitted  by  Section  28(e) of the  Securities  Exchange  Act of 1934,  as
amended,  and by the  Investment  Advisory  Agreements,  Huntington may cause a Fund to pay a broker-dealer  that provides the brokerage and research services  described above an amount of disclosed  commission for effecting a securities  transaction for the Fund in excess of the commission which another  broker-dealer  may charge for effecting that
transaction.   Huntington's  authority  to  cause  a  Fund  to  pay  any  such  greater commissions  is also  subject to such  policies as the  Trustees may adopt from time to time.

 In the fiscal years ended  December 31, 2001,  2000 and 1999, the Funds named below paid the following brokerage commissions:

Fund                                                2001        2000        1999
----                                                ----        ----        ----

VA Growth Fund..........................         $1,681           NA         NA
VA Income Equity Fund...................         $6,192                $0     $2,000
VA Rotating Index Fund
$0............................................... NA              NA
VA Dividend Capture Fund................         $1,635          NA          NA
VA Mid Corp America Fund................         $698            NA          NA
VA New Economy Fund.....................         $779            NA          NA

Code of Ethics

       Each of the Trust,  the Adviser,  and the  Distributor  maintain Codes of Ethics which permit their  personnel to invest in  securities  for their own  accounts.  As of the date of this  SAI,  copies  of these  Codes of  Ethics  have  been  filed  with the
Securities and Exchange Commission as exhibits to the Trust's Registration Statement.

Administrator
      Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal services) necessary to operate the Fund.  Federated Services Company provides these at the following annual rate:

            ----------------------------------------------
                 Maximum        Average Aggregate Daily
             Administrative     Net Assets of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
               .075 of 1%        on the first 4 billion
            ----------------------------------------------
            ----------------------------------------------
                .07 of 1%        on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
               .065 of 1%        on assets in excess of
                                 $7 billion
            ----------------------------------------------

---------------------------------------------------------------------------------------
The  administrative  fee received  during any fiscal year shall be at least $50,000 per
Fund.

      From December 20, 1999, to November 30, 2001,  Huntington  Asset Advisors,  Inc.,
served as Administrator  of the Trust pursuant to an  Administrative  Agreement,  dated
December 20, 1999.

       For the fiscal years ended December 31, 2001,  2000 and 1999, the Funds paid the following fees pursuant to the applicable administration agreement with Huntington:

Fund                                      2001        2000        1999
----                                      ----        ----        ----

VA Growth Fund                            $240         NA         NA
VA Income Equity Fund                     $5,868      $ 3,897     $ 473
VA Rotating Index Fund                    $60         NA          NA
VA Dividend Capture Fund                  $59         NA          NA
VA Mid Corp America Fund                  $63         NA          NA
VA New Economy Fund                       $61         NA          NA

Sub-Administrator
      Huntington  Bank serves as  sub-administrator  to the Funds,  assisting  with the provision of administrative  services  necessary to operate the Funds.  Huntington Bank receives a fee at the  following  annual  rate of the  average  daily net assets of the
Funds.

            ----------------------------------------------
                 Maximum       Average Daily Net Assets
            Sub-Administrative       of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
                  .060%          on the first $4 billion
            ----------------------------------------------
            ----------------------------------------------
                  .055%          on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
                  .050%          on  assets  in excess of
                                 $7 billion
            ----------------------------------------------

Financial Administrator
      Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds.  For its services,
Huntington Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of shares (existing prior to December 1, 2001) of any Fund having more than one class of shares.

Administrative Services Agreement

       The Trust has entered into an Administrative  Services Agreement with Huntington
Bank  pursuant  to which  Huntington  Bank will  perform  certain  shareholder  support services  with  respect  to the Trust  Shares of each of the  Funds.  Such  shareholder
support   services  may  include,   but  are  not  limited  to,  (i)  establishing  and
maintaining  shareholder  accounts  and  records  pertaining  to  such  accounts;  (ii)
processing   dividend  and   distribution   payments   from  the  Funds  on  behalf  of
shareholders;  (iii) providing periodic  shareholder  account statements of holdings in each of the Funds and integrating such  information  with holdings  maintained in other accounts  serviced by Huntington  Bank;  (iv) arranging for bank wires;  (v) responding to shareholder  inquiries regarding services performed;  (vi) responding to shareholder inquiries regarding their investments;  (vii) providing  sub-accounting with respect to omnibus  accounts held by Huntington  through  which  shareholders  are invested in the
Funds and other  sub-accounting  requested by the Trust;  (viii) where required by law, forwarding  shareholder  communications  from the Trust (such as  proxies,  shareholder reports,  annual and semi-annual  financial  statements and dividend,  distribution and other tax notices) to  shareholders;  (ix) assisting in processing  purchase,  exchange and  redemption  requests from  shareholders;  (x)  assisting in processing  changes in shareholder  dividend  options,  account  designations  and  addresses of record;  (xi)
processing   shareholder   participation   in  systematic   investment  and  systematic
withdrawal  programs;   and  (xii)  such  other  similar  services  as  the  Trust  may reasonably request to the extent permitted under applicable laws.

    In consideration  for such services,  Huntington is paid a fee by the Funds at a maximum  annual  rate of up to 0.25%  of the  average  daily  net  asset  value of such
Shares of each  Fund.  Huntington  has  contractually  agreed to waive such fees to the rate of 0.10% of  average  daily net  assets  for each of the Funds  through  April 30,
2001.

       The  Administrative  Services Agreement became effective on November 1, 2000 and will  continue in effect for a period of one year,  and  thereafter  will  continue for successive one-year periods, unless terminated by either party.

Expenses

       The  Trust's  service  providers  bear  all  expenses  in  connection  with  the performance  of  their  respective  services,  except  that  each  Fund  will  bear the following  expenses  relating to its operations:  taxes,  interest,  brokerage fees and commissions,  if any,  fees and  travel  expenses  of  Trustees  who are not  partners, officers,  directors,  shareholders  or employees of Huntington  Bank,  Securities  and
Exchange  Commission  fees and state fees and  expenses,  certain  insurance  premiums, outside  and, to the extent  authorized  by the Trust,  inside  auditing and legal fees and  expenses,  fees  charged by rating  agencies  in having the Fund's  Shares  rated, advisory and  administration  fees, fees and reasonable  out-of-pocket  expenses of the custodian and transfer agent,  expenses  incurred for pricing  securities  owned by the
Fund,   costs  of  maintenance  of  corporate   existence,   typesetting  and  printing
prospectuses  for regulatory  purposes and for  distribution  to current  Shareholders, costs and  expenses  of  Shareholders'  and  Trustees'  reports  and  meetings  and any extraordinary expenses.

Distributor
The Fund's Distributor, Edgewood Services Inc., (Distributor) markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of
Federated Investors, Inc.

Custodian

       For each of the Funds,  Huntington Bank acts as custodian.  For an annual fee of
0.026% of each Fund's  average daily net assets,  Huntington  is generally  responsible as custodian for the  safekeeping of Fund assets,  including the acceptance or delivery
of  cash  or  securities   where   appropriate,   registration  of  securities  in  the
appropriate  Fund  name or the  name of a  nominee,  maintenance  of bank  accounts  on behalf of the Funds.  In addition,  Huntington Bank is responsible as record keeper for the creation  and  maintenance  of all Fund  accounting  records  relating to custodian activities required by the 1940 Act.

Transfer Agent and Dividend Disbursing Agent

       State  Street  Bank and Trust  Company,  whose  address is Two  Heritage  Drive,
Quincy,  Massachusetts  02171,  serves as the transfer  agent and  dividend  disbursing agent for the Trust.

Independent Auditors

       KPMG LLP,  whose address is 191 West  Nationwide  Blvd.,  Columbus,  Ohio 43215,
serves as the independent auditors for the Trust.

Legal Counsel

       Ropes &  Gray, One Franklin  Square,  1301 K Street,  N.W.,  Suite 800 East,
Washington,  D.C.  20005,  are counsel to the Trust and will pass upon the  legality of the Shares offered hereby.

Principal Holders of Securities

       Information  is provided  below  regarding  each person who owns of record or is known by the Trust to own  beneficially  5% or more of any class of shares of any Fund.
Huntington  Asset  Advisors,  Inc.  is a  wholly  owned  subsidiary  of The  Huntington
National Bank. The Huntington  National  Bank, a national  banking  association,  is an
indirect  wholly-owned  subsidiary  of  Huntington  Bancshares  Incorporated,   a  bank
holding  company  organized  under  the laws of Ohio.  By virtue  of  Huntington  Asset
Advisors,  Inc.'s.  affiliation  with The Huntington  National Bank,  Huntington  Asset
Advisors, Inc. may be deemed to control the Funds.

      As of April 12, 2002, the Trustees and officers as a group owned less than
1% of the shares of the Trust.

                        5% OR MORE OWNERS AS OF April 12, 2002

                                    VA GROWTH FUND

Name and Address                                         Percentage of Ownership of Record
Hartford                                 Life                                 Insurance
Co.
87.37%
Separate Account Two
PO Box 2999
Hartford, CT 06104-2999

Carey & Company...............................................12.63%
C/O Huntington National Bank
7 East Oval
Columbus, OH 43219

                                 VA INCOME EQUITY FUND

Name and Address                                         Percentage of Ownership of Record

Hartford                                 Life                                 Insurance
Co.
78.95%
Separate Account Two
PO Box 2999
Hartford, CT 06104-2999

Hartford Life Seed Account........................................19.79%
PO Box 2999
Hartford, CT 06104-2999

                               VA ROTATING INDEX FUND -

Name and Address                                         Percentage of Ownership of Record

Carey & Company...............................................66.03%
C/O Huntington National Bank
7 East Oval
Columbus, OH 43219

Hartford Life Insurance Co........................................33.61%
Separate Account Two
PO Box 2999
Hartford, CT 06104-2999

                              VA DIVIDEND CAPTURE FUND -

Name and Address                                         Percentage of Ownership of Record

Hartford Life Insurance Co........................................66.98%
Separate Account Two
PO Box 2999
Hartford, CT 06104-2999

Carey & Company...............................................32.84%
C/O Huntington National Bank
7 East Oval
Columbus, OH 43219

                              VA MID CORP AMERICA FUND -

Name and Address                                         Percentage of Ownership of Record

Hartford Life Insurance Co........................................75.37%
Separate Account Two
PO Box 2999
Hartford, CT 06104-2999

Carey & Company...............................................24.49%
C/O Huntington National Bank
7 East Oval
Columbus, OH 43219

                                 VA NEW ECONOMY FUND -

Name and Address                                         Percentage of Ownership of Record

Carey & Company...............................................76.29%
C/O Huntington National Bank
7 East Oval
Columbus, OH 43219

Hartford Life Insurance Co........................................23.29%
Separate Account Two
PO Box 2999
Hartford, CT 06104-2999

                                  SHAREHOLDER RIGHTS

       The Trust is an open-end  management  investment  company,  whose Declaration of
Trust  permits the Trust to offer  separate  series of shares of  beneficial  interest, representing  interests in separate  portfolios  of  securities.  The shares in any one portfolio may be offered in two or more separate  classes.  As of the date of this SAI, the Trustees have established one class of shares in the Funds.

       All  shareholders  are  entitled  to one vote for each  share held on the record date  for  any  action  requiring  a vote  by  the  shareholders,  and a  proportionate fractional  vote for each  fractional  share held.  Shareholders of the Trust will vote in the  aggregate  and not by Fund  except as  otherwise  expressly  required by law or when  the  Trustees  determine  that  the  matter  to be voted  upon  affects  only the interests of the shareholders of a particular Fund.

       The rights of shareholders cannot be modified without a majority vote.

       The Trust is not  required  to hold  annual  meetings  of  shareholders  for the purpose  of  electing  Trustees  except  that  (i)  the  Trust  is  required  to hold a shareholders'  meeting  for  the  election  of  Trustees  at such  time as less  than a majority of the  Trustees  holding  office have been elected by  shareholders  and (ii)
if, as a result of a vacancy  on the Board of  Trustees,  less than  two-thirds  of the
Trustees  holding office have been elected by the  shareholders,  that vacancy may only be filled by a vote of the  shareholders.  In  addition,  Trustees  may be removed from office by a written  consent  signed by the holders of shares  representing  two-thirds of the  outstanding  shares of the  Trust at a meeting  duly  called  for the  purpose, which  meeting  must  be  held  upon  written  request  of  not  less  than  10% of the outstanding  shares  of the  Trust.  Upon  written  request  by the  holders  of shares representing 1% of the outstanding  shares of the Trust stating that such  shareholders wish to  communicate  with the other  shareholders  for the  purpose of  obtaining  the signatures  necessary to demand a meeting to consider  removal of a Trustee,  the Trust will  provide a list of  shareholders  or  disseminate  appropriate  materials  (at the expense of the requesting  shareholders).  Except as set forth above,  the Trustees may continue to hold office and may appoint successor Trustees.

       Under  Massachusetts  law,  shareholders  could,  under  certain  circumstances, beheld  personally  liable for the obligations of the Trust.  However,  the Declaration of Trust  disclaims  shareholder  liability  for acts or  obligations  of the Trust and requires that notice of such  disclaimer  be given in each  agreement,  obligation,  or instrument  entered into or executed by the Trust or the Trustees.  The  Declaration of
Trust provides for  indemnification  out of a Fund's  property for all loss and expense of any  shareholder  held  personally  liable for the  obligations of a Fund.  Thus the risk of a shareholder's  incurring  financial loss on account of shareholder  liability is limited to circumstances in which the Fund would be unable to meet its obligations.

       Shareholder  inquiries  regarding  the Funds should be directed to the Trust c/o
The  Huntington  National  Bank,  41 South High  Street,  Columbus,  Ohio 43215,  Attn:
Investor Services.

            ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

       Shares  of  the  Funds  may  be  purchased,   exchanged  and  redeemed  only  by
contacting  a participating insurance company.

       In connection with certain  redemption or exchange  requests,  a shareholder may be  required to obtain a  signature  guarantee  for  authentication  purposes.  In such cases, the signature must be guaranteed by:

       o    a trust company or commercial  bank whose  deposits are insured by the Bank
            Insurance Fund ("BIF"), which is administered by the FDIC;

       o    a member of the New York, American, Midwest, or Pacific Stock Exchanges;

       o    a savings bank or savings and loan  association  whose deposits are insured by the Savings Association  Insurance Fund ("SAIF"),  which is administered by the FDIC; or

       o    any other "eligible  guarantor  institution,"  as defined in the Securities
            Exchange Act of 1934.

       The Trust does not  accept  signatures  guaranteed  by a notary  public.  In the future,  the Trust may elect to limit  eligible  signature  guarantors to  institutions that are members of a signature  guarantee  program.  The Trust  reserves  the right to amend these standards at any time without notice.

Other Purchase Information

       Purchases  are made at net asset  value.  If at any time the  right to  purchase shares is  suspended,  although no new  purchases  may be made,  in some  circumstances existing  shareholders  may  be  permitted  to  purchase  additional  shares  and  have dividends reinvested.

Other Exchange Information

       Exchanges  may  only  be  made  between  Funds  having   identical   shareholder
registrations. For any other exchanges you must obtain a signature guarantee.

       Unless otherwise specified in writing, the existing  registration  relating to a
Fund being  exchanged  will be used for any new Fund accounts  required to be opened in the exchange.

Exchanges  will not be  available  for shares  purchased  by check  until the check has cleared.

Other Redemption Information

       If a  shareholder  wishes to wire  redemption  proceeds to a bank other than the one  previously  designated,  redemption  may be delayed by as much as seven  days.  To change  the name of the bank  account to which  redemption  proceeds  will be wired,  a shareholder  should  send a  written  request  (and,  if  necessary,  with a  signature guarantee)  to the Trust,  c/o  Huntington  National  Bank,  41 South  High  Street (HC
1116), Columbus Ohio 43287, Attention: Investor Services.

       Proceeds from the redemption of shares  purchased by check will not be available until the check has cleared.

                           Mixed Funding and Shared Funding
Shares used as investments for both variable annuity contracts and variable life insurance policies is called "mixed funding." Shares used as investments by separate accounts of unaffiliated life insurance companies is called "shared funding."
  The Fund does engage in mixed funding and shared funding. Although the Fund does not currently foresee any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund.

                                         TAXES

       It is  intended  that each Fund  qualify  each  year as a  regulated  investment company  under  Subchapter  M of the Code.  In order to  qualify  for the  special  tax treatment  accorded  regulated  investment  companies  and their  shareholders,  a Fund must, among other things:

       (a)  derive  at  least  90%  of  its  gross  income  from  dividends,  interest, payments  with  respect to  certain  securities  loans,  and gains from the sale or other disposition of stock,  securities and foreign currencies,  or other income  (including  but not limited to gains from  options,  futures, or forward  contracts)  derived  with  respect to its business of investing in such stock, securities, or currencies;

       (b)  distribute  with  respect to each  taxable  year at least 90% of the sum of its  "investment  company  taxable  income" (as that term is defined in the
            Code) and its tax-exempt  interest income (less deductions  attributable to that income) for such year, if any; and

       (c)  diversify  its holdings so that,  at the end of each fiscal  quarter (i) at least 50% of the market value of the Fund's assets is  represented  by cash
            or  cash  items  (including   receivables),   U.S.  Government  securities,
            securities of other regulated  investment  companies,  and other securities limited  in respect  of any one  issuer to a value not  greater  than 5% of the value of the  Fund's  total  assets and 10% of the  outstanding  voting securities  of such issuer,  and (ii) not more than 25% of the value of its assets  is  invested  in the  securities  (other  than  those  of the  U.S.
            Government or other  regulated  investment  companies) of any one issuer or of two or more  issuers  which the Fund  controls  and which are engaged in the same, similar, or related trades or businesses.

       If a Fund qualifies as a regulated  investment  company that is accorded special tax  treatment,  the Fund will not be subject to federal  income tax on income  paid to its shareholders in the form of dividends (including capital gain dividends).

       If a Fund fails to qualify as a regulated  investment  company  accorded special tax  treatment in any taxable  year,  the Fund would be subject to tax on its income at corporate  rates.  In addition,  the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest,  and make substantial  distributions  before requalifying as regulated investment company that is accorded special tax treatment.

       If a Fund  fails to  distribute  in a  calendar  year  substantially  all of its ordinary  income for such year and  substantially  all of its net capital gains for the year ending  October 31 (or later if the Fund is  permitted so to elect and so elects), plus any  retained  amount from the prior year,  the Fund may be subject to a 4% excise
tax  on  the   under-distributed   amounts.   Each  Fund  intends   generally  to  make
distributions sufficient to avoid imposition of the 4% excise tax.

       For a discussion of the tax consequences of variable life or annuity  contracts, refer to the  prospectuses  or other  documents you received  when you  purchased  your variable life or variable  annuity  contracts.  Variable  annuity  contracts  purchased through  insurance  company  separate  accounts  provide  for the  accumulation  of all earning from interest,  dividends,  and capital  appreciation  without  current federal income tax  liability  for the owner.  Depending  on the  variable  annuity or variable life contract,  distributions  from the contract may be subject to ordinary  income tax and, in addition, on distributions before age 59 1/2,
a 10% penalty tax.  Only the portion of a  distribution  attributable  to income on the investment in the contract is subject to federal income tax.  Investors  should consult
with   competent  tax  advisors  for  a  more  complete   discussion  of  possible  tax
consequences in a particular situation.

       In addition to the  diversification  requirements  applicable  to all  regulated
investment  companies  discussed  above,  the  Code  imposes  certain   diversification
standards on the  underlying  assets of variable  annuity  contracts held in the Funds.
The Code provides that a variable  annuity  contract shall not be treated as an annuity contract for any period (and any subsequent  period) for which the  investments are not in  accordance  with  regulations  prescribed  by the Treasury  department,  adequately diversified.  Disqualification  of the variable annuity contract as an annuity contract would  result in  immediate  imposition  of  federal  income tax on  variable  contract owners  with  respect to earnings  allocable  to the  contract.  This  liability  would generally arise prior to the receipt of payments under the contract.

       A Fund will  meet the  diversification  requirements  if no more then 55% of the value of its  assets  is  represented  by any one  investment,  no more than 70% of the value of its  assets is  represented  by any two  investments,  no more than 80% of the value of its assets is  represented by any three  investments,  and no more than 90% of the value of its assets is  represented by any four  investments.  For purposes of this rule,  all  securities  of the same  issuer,  all  interests  in a single  real  estate project,  and all interests in the same  commodity are treated as a single  investment,
but  each  government  agency  or   instrumentality  is  treated  as  separate  issuer.
Alternatively,  a Fund will be treated as meeting this  requirement  for any quarter of
its  taxable  year  if  as  of  the  close  of  such   quarter,   the  Fund  meets  the
diversification  requirements  applicable to regulated  investment  companies generally
(described  above)  and no more than 55% of the value of it total  assets  consists  of
cash  and  cash  items  (including  receivables),   U.S.  government  securities,   and
securities of other regulated investment companies.

       The above  discussion  of the federal  income tax treatment of the Funds assumes that  all  the  insurance  company  accounts  holding  shares  of  a  Fund  are  either segregated  asset accounts  underlying  variable  contacts as defined in Section 817(d)
of the Code or the general  account of an  insurance  company as defined in Section 816 of the Code.  Additional tax  consequences  may apply to holders of variable  contracts investing  in a Fund if any of those  contracts  are not treated as annuity,  endowment or life insurance contracts.

                              DIVIDENDS AND DISTRIBUTIONS

       Each of the Funds will  declare and  distribute  dividends  from net  investment income,  if any, and will  distribute its net realized  capital gains, if any, at least annually.

                                PERFORMANCE INFORMATION
Generally, the Funds will advertise average annual total returns

                                        ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

       In  accordance  with SEC  guidelines,  the average  annual total return for each class  of  shares  is  calculated  according  to the  following  formula:  where  p = a hypothetical  initial  of  $1,000;  n = number  of years;  and ERV = ending  redeemable value of the hypothetical $1,000 investment after the investment period.

In  accordance  with SEC  guidelines,  the yield for each  class of shares of a Fund is computed by dividing the net  investment  income per share earned  during the period by the maximum offering price

                                        a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                         cd

per share on the last day of the period, according to the following formula:

where a = dividends  and interest  earned during the period;  b = expenses  accrued for
the  period  (net  of  reimbursements);   c  =  the  average  daily  number  of  shares
outstanding  during the period  that were  entitled to receive  dividends;  and d = the maximum offering price per share on the last day of the period.

       In accordance with SEC guidelines,  the  tax-equivalent  yield for each class of the Funds is  computed by dividing  the  portion of the yield that is  tax-exempt  by 1 minus a stated  income tax rate and adding the  quotient  to that  portion,  if any, of the yield that is not tax-exempt.
The average  annual total returns (or  cumulative  total returns for Funds that started in 2001) for each of the  following  Funds for the one-year  period and for the life of the respective Fund through December 31, 2001, were as follows:

                                      Fiscal Year  Inception
                                         Ended      through
                                      12/31/2001  12/31/2001

VA Growth Fund ....................        NA   (7.80)%(1)

VA Income Equity Fund..............     2.34%     3.37%(2)

VA Rotating Index Fund.............        NA     4.50%(3)

VA Dividend Capture Fund...........        NA     2.44%(3)

VA Mid Corp America Fund...........        NA    11.50%(3)

VA New Economy Fund................        NA     9.00%(3)

(1)   Since 5/1/2001

(2)   Since 10/21/1999

(3)   Since 10/15/2001
                                FINANCIAL STATEMENTS

       The audited  financial  statements of the Funds for the year ended  December 31,
2001, and the report of KPMG LLP,  independent  auditors,  are  incorporated  herein by reference  from the Trust's Annual Report to  Shareholders  for the year ended December
31, 2001,  which has been  previously  sent to  shareholders  of each Fund  pursuant to
Section 30(d) of the 1940 Act and  previously  filed with the  Securities  and Exchange
Commission.  A copy of the  Annual  Report  to  Shareholders  may be  obtained  without charge by contacting the Trust.

APPENDIX

       The nationally  recognized  statistical rating organizations  (individually,  an
"NRSRO")  that may be utilized by the Funds with regard to  portfolio  investments  for the Funds include Moody's Investors Service,  Inc.  ("Moody's"),  Standard & Poor's
Corporation  ("S&P"),  Fitch IBCA, Duff &  Phelps ("Fitch  IBCA"),  and Thomson
BankWatch,  Inc. ("Thomson").  Set forth below is a description of the relevant ratings of each such NRSRO.  The NRSROs  that may be utilized by the Funds and the  description
of  each  NRSRO's   ratings  is  as  of  the  date  of  this  Statement  of  Additional
Information, and may subsequently change.

Long -Term Debt Ratings  (may be assigned,  for  example,  to corporate  and  municipal bonds)

Description  of the  long-term  debt  ratings by  Moody's  (Moody's  applies  numerical modifiers  (1,2,  and 3) in each rating  category to indicate  the  security's  ranking within the category):

Aaa         Bonds  which  are  rated Aaa are  judged  to be of the best  quality.  They carry the smallest  degree of investment  risk and are  generally  referred to as "gilt  edged."  Interest  payments are  protected by a large or by an exceptionally  stable  margin and  principal  is secure.  While the various
            protective   elements  are  likely  to  change,  such  changes  as  can  be visualized are most unlikely to impair the  fundamentally  strong  position of such issues.

Aa          Bonds  which  are  rated  Aa  are  judged  to be of  high  quality  by  all standards.  Together  with the Aaa group they  comprise  what are generally known  as  high-grade  bonds.  They are  rated  lower  than the best  bonds because  margins of protection  may not be as large as in Aaa securities or fluctuation  of  protective  elements may be of greater  amplitude or there may be  other  elements  present  which  make  the  long-term  risk  appear somewhat larger than the Aaa securities.

A           Bonds which are rated A possess many  favorable  investment  attributes and are to be  considered as  upper-medium-grade  obligations.  Factors  giving security to principal and interest are  considered  adequate,  but elements may be present which suggest a  susceptibility  to impairment  some time in the future.

Baa         Bonds  which are  rated  Baa are  considered  as  medium-grade  obligations
            (i.e.,  they are neither  highly  protected nor poorly  secured).  Interest payments  and  principal  security  appear  adequate  for the  present  but certain  protective  elements  may be lacking or may be  characteristically unreliable  over any great  length of time.  Such  bonds  lack  outstanding investment  characteristics  and in fact have  speculative  characteristics as well.

Ba          Bonds  which are rated Ba are judged to have  speculative  elements;  their future  cannot be  considered  as  well-assured.  Often the  protection  of interest  and  principal  payments  may be very  moderate,  and thereby not
            well  safeguarded   during  both  good  and  bad  times  over  the  future.
            Uncertainty of position characterizes bonds in this class.

B           Bonds which are rated B generally  lack  characteristics  of the  desirable
            investment.   Assurance   of  interest   and   principal   payments  or  of
            maintenance  of other  terms of the  contract  over any long period of time may be small.

Caa         Bonds  which are  rated CAA are of poor  standing.  Such  issues  may be in default  or there  may be  present  elements  of  danger  with  respect  to principal or interest.

Ca          Bonds which are rated CA represent  obligations  which are speculative in a high  degree.  Such  issues  are  often in  default  or have  other  marked shortcomings.

C           Bonds  which are rated C are the  lowest-rated  class of bonds,  and issues so rated  can be  regarded  as  having  extremely  poor  prospects  of ever attaining any real investment standing.

Description of the long-term  debt ratings by S&P  (S&P may apply a plus (+) or minus (-) to a particular  rating  classification to show relative standing within that classification):

AAA         An  obligation  rated  `AAA' has the  highest  rating  assigned by Standard
            & Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA          An obligation  rated `AA' differs from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A           An  obligation  rated  `A' is  somewhat  more  susceptible  to the  adverse
            effects  of  changes  in   circumstances   and  economic   conditions  than
            obligations in higher rated  categories.  However,  the obligor's  capacity to meet its financial commitment on the obligation is still strong.

BBB         An  obligation  rated  `BBB'  exhibits  adequate   protection   parameters.
            However,  adverse economic  conditions or changing  circumstances  are more likely  to  lead  to a  weakened  capacity  of  the  obligor  to  meet  its financial  commitment  on the  obligation.  Obligations  rated  `BB',  `B',
            `CCC',  `CC',  and `C'  are  regarded  as  having  significant  speculative characteristics.  `BB'  indicates the least degree of  speculation  and `C'
            the  highest.  While such  obligations  will likely  have some  quality and
            protective   characteristics,    these   may   be   outweighed   by   large
            uncertainties or major exposures to adverse conditions.

BB          An  obligation  rated  `BB' is less  vulnerable  to  nonpayment  than other speculative  issues.  However,  it faces  major  ongoing  uncertainties  or exposure  to adverse  business,  financial,  or economic  conditions  which could  lead to the  obligor's  inadequate  capacity  to meet its  financial commitment on the obligation.

B           Debt rated B has a greater  vulnerability  to default but currently has the capacity  to meet  interest  payments  and  principal  repayments.  Adverse business,  financial,  or economic  conditions  will likely impair capacity or willingness to pay interest and repay  principal.  The B rating category is also used for debt  subordinated  to senior  debt  that is  assigned  an actual or implied BB or BB- rating.

CCC         Debt rated CCC has a currently  identifiable  vulnerability to default, and is dependent upon favorable  business,  financial,  and economic conditions to meet timely  payment of interest  and  repayment  of  principal.  In the event of adverse business,  financial,  or economic  conditions,  it is not likely to have the capacity to pay interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC          The rating CC  typically  is applied to debt  subordinated  to senior  debt that is assigned an actual or implied CCC debt rating.

C           The  rating C  typically  is applied to debt  subordinated  to senior  debt which is assigned an actual or implied  CCC debt  rating.  The C rating may be used to cover a situation  where a  bankruptcy  petition has been filed, but debt service payments are continued.

Description of long-term debt ratings by Fitch IBCA:

AAA         Highest  credit  quality.  `AAA' ratings  denote the lowest  expectation of credit  risk.  They  are  assigned  only in case  of  exceptionally  strong capacity for timely  payment of  financial  commitments.  This  capacity is highly unlikely to be adversely affected by foreseeable events.

AA          Very high credit  quality.  `AA' ratings  denote a very low  expectation of credit risk.  They  indicate  very strong  capacity  for timely  payment of financial  commitments.  This capacity is not  significantly  vulnerable to foreseeable events.

A           High credit  quality.  `A' ratings denote a low expectation of credit risk.
            The capacity  for timely  payment of financial  commitments  is  considered strong. This capacity may,  nevertheless,  be more vulnerable to changes in circumstances  or in  economic  conditions  than  is the  case  for  higher ratings.

BBB         Bonds  considered  to  be  investment  grade  and  of  satisfactory  credit quality.  The  obligor's  ability to pay  interest  and repay  principal is considered  to be  adequate.  Adverse  changes in economic  conditions  and circumstances,  however,  are more likely to have  adverse  impact on these bonds,  and  therefore  impair  timely  payment.  The  likelihood  that the ratings  of these  bonds will fall below  investment  grade is higher  than for bonds with higher ratings.

BB          Bonds are  considered  speculative.  The obligor's  ability to pay interest and  repay  principal  may  be  affected  over  time  by  adverse  economic changes.  However,  business and financial  alternatives  can be identified
            which  could   assist  the   obligor  in   satisfying   its  debt   service
            requirements.

B           Bonds are  considered  highly  speculative.  While  bonds in this class are currently meeting debt service  requirements,  the probability of continued
            timely  payment of principal and interest  reflects the  obligor's  limited margin  of  safety  and the  need  for  reasonable  business  and  economic activity throughout the life of the issue.

CCC         Bonds have certain  identifiable  characteristics  which,  if not remedied,
            may  lead  to  default.   The  ability  to  meet  obligations  requires  an
            advantageous business and economic environment.

CC          Bonds are  minimally  protected.  Default  in payment  of  interest  and/or principal seems probable over time.

C           Bonds are imminent default in payment of interest or principal.

Short -Term Debt Ratings (may be assigned,  for example,  to commercial  paper,  master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1     Issuers  rated  Prime-1  (or  supporting   institutions)  have  a  superior
            ability  for  repayment  of senior  short-term  debt  obligations.  Prime-1 repayment  ability  will  often  be  evidenced  by  many  of the  following characteristics:

            o     Leading market positions in well-established industries.

            o     High rates of return on funds employed.

            o     Conservative  capitalization  structure  with  moderate  reliance  on debt and ample asset protection.

            o     Broad  margins in earnings  coverage of fixed  financial  charges and high internal cash generation.

            o     Well-established  access to a range of financial  markets and assured sources of alternate liquidity.

Prime-2     Issuers rated Prime-2 (or  supporting  institutions)  have a strong ability for repayment of senior  short-term  debt  obligations.  This will normally be  evidenced  by many of the  characteristics  cited above but to a lesser degree.  Earnings  trends and coverage  ratios,  while  sound,  may be more
            subject  to   variation.   Capitalization   characteristics,   while  still
            appropriate,  may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3     Issuers  rated  Prime-3 (or  supporting  institutions)  have an  acceptable ability  for  repayment  of senior  short-term  obligations.  The effect of industry  characteristics  and market  compositions may be more pronounced.
            Variability  in  earnings  and  profitability  may result in changes in the level of debt  protection  measurements  and may  require  relatively  high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1         A  short-term  obligation  rated `A-1' is rated in the highest  category by
            Standard  &  Poor's.  The  obligor's  capacity  to meet  its  financial commitment  on the  obligation  is strong.  Within this  category,  certain obligations  are  designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial  commitment on these  obligations is extremely strong.

A-2         A short-term  obligation  rated `A-2' is somewhat more  susceptible  to the adverse effects of changes in  circumstances  and economic  conditions than obligations in higher rating  categories.  However,  the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3         A  short-term   obligation   rated  `A-3'  exhibits   adequate   protection
            parameters.    However,    adverse   economic    conditions   or   changing
            circumstances  are  more  likely  to lead  to a  weakened  capacity  of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1          Highest credit  quality.  Indicates the Best capacity for timely payment of financial  commitments;  may have an added "+" to denote any  exceptionally strong credit feature.

F2          Good  credit  quality.  A  satisfactory  capacity  for  timely  payment  of financial  commitments,  but the margin of safety is not as great as in the case of the higher ratings.

F3          Fair  credit  quality.   The  capacity  for  timely  payment  of  financial
            commitments is adequate;  however,  near-term  adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 This  designation  denotes superior credit quality.  Excellent  protection
is  afforded  by  established  cash  flows,   highly  reliable  liquidity  support,  or
demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This  designation  denotes  strong credit  quality.  Margins of protection are ample, although not as large as in the preceding group.

Short-Term Debt Ratings

            Thomson  BankWatch,  Inc.  ("TBW") ratings are based upon a qualitative and quantitative  analysis of all  segments  of the  organization  including,  where applicable, holding company and operating subsidiaries.

            BankWatch(TM)  Ratings  do not  constitute  a  recommendation  to buy or  sell securities  of any of these  companies.  Further,  BankWatch  does  not  suggest specific investment criteria for individual clients.

       The TBW Short-Term  Ratings apply to commercial  paper,  other senior short-term obligations  and  deposit  obligations  of the  entities to which the rating has been assigned.

       The TBW  Short-Term  Rating  apply  only to  unsecured  instruments  that have a maturity of one year or less.

       The TBW  Short-Term  Ratings  specifically  assess the likelihood of an untimely payment of principal or interest.

TBW-1       The highest  category;  indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2       The  second-highest  category;  while the degree of safety regarding timely repayment of  principal  and  interest is strong,  the  relative  degree of safety is not as high as for issues rated TBW-1.

TBW-3       The lowest investment-grade  category;  indicates that while the obligation is more  susceptible to adverse  developments  (both internal and external)
            than those with  higher  ratings,  the  capacity to service  principal  and interest in a timely fashion is considered adequate.

TBW-4       The lowest  rating  category;  this rating is  regarded  as non  investment grade and therefore speculative.

Part C.           Other Information

Item 23.          Exhibits:

                  (a)   Conformed copy of Declaration of Trust of the
                        Registrant dated June 30, 1999; (1)
                  (b)   Copy of By-Laws of Registrant dated July 21, 1999;(1)
                  (c)   Copy of Certificate of Designation of Series of Shares of
                        Huntington VA Funds dated July 21, 1999; (1)
                  (d)   Conformed copy of Investment Advisory Agreement of the
                        Registrant including Exhibit A, dated May 12, 2001;(3)
                  (e)  (i)    Copy of Distributor's Contract of Registrant through
            and
                        including Exhibit E; dated December 1, 2001;+
                        (ii)  Conformed copy of Administrative Services Agreement
                  dated
                        December 1, 2001; +
                    (iii)   Conformed copy of Sub-Administrative Services Agreement
                    dated
                        December 1, 2001; +
(f)   Not applicable;
                  (g)  (i)    Conformed copy of Custodian Agreement including
                        Schedule A, dated October 15, 1999; +
                        (ii)  Amendment to Schedule A, dated December 20, 1999; (2)
(h)   (i)            Conformed copy of Mutual Fund Services Agreement for Transfer
                        Agency Services dated March 12, 2002;+
                        (ii)  Conformed copy of Financial Administration and
Accounting
                        Services Agreement dated December 1, 2001; +
                        (iii) Conformed copy of Sub-Financial Administration and
Accounting
                        Services Agreement dated December 1, 2001;+
(i)          Conformed copy of Opinion and Consent of Counsel as to legality of
                        Shares being registered; (1)
(j)   (i)    Conformed Copy of Independent Auditors Consent;+
                     (ii)     Consent of Ropes & Gray;+
(k)          Not applicable;
(l)          Copy of Initial Capital Understanding; (1)
(m)          Not Applicable
(n)          Not Applicable
(o)    (i)           Conformed copy of Power of Attorney for David S. Schoedinger; (1)
                     (ii)     Conformed copy of Power of Attorney for John M. Shary;
                     (1)
                        (iii) Conformed copy of Power of Attorney for William R.
            Wise; (1)
                        (iv)  Conformed copy of Power of Attorney for Thomas J.
            Westerfield; +
                  (p)   (i)   Code of Ethics for the Registrant; (3)
                                  (ii)    Code of Ethics for The Huntington National
      Bank; (3)
                     (iii)    Code of Ethics and Insider Trading Policy for SEI
                        Investment   Company; (3)
                                                 (iv) Code of Ethics for Huntington
Asset Advisors, Inc; +
                     (v)Code of Ethics for Federated Investors; +
--------------------------------------------------------------------------------------
+     All exhibits have been filed electronically.

1.    Response is incorporated by reference to Registrations Initial Registration
      Statement on form
      N-1A filed on July 21, 1999. (File Nos. 333-83397 and 811-09481)

2.    Response is incorporated by reference to Registrant's Post-Effective Amendment
No. 1 on Form
      N-1A filed on April 28, 2000. (File Nos. 333-83397 and 811-09481)

3.    Response is incorporated by reference to Registrant's Post-Effective Amendment
No. 2 on Form
      N-1A filed on February 16, 2001. (File Nos. 333-83397 and 811-09481)

Item 24. Persons Controlled by or Under Common Control with the Registrant:
         -----------------------------------------------------------------

            None

Item 25. Indemnification

      Indemnification of Registrant's Trustees and officers is provided by Section
4.3 of Registrant's Declaration of Trust, which is incorporated by reference as
Exhibit (a), to the fullest extent permitted by law, against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which any Trustee or officer became involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amount paid or incurred in the settlement thereof. Indemnification of
Registrant's distributor, custodian and transfer agent against certain losses is provided for, respectively, in the Distribution Agreement, the Custodian Contract,
and the Transfer Agency Agreement. The Registrant has obtained from a majority insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the
Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and release 11330 under the Investment Company Act of 1940 in connection with any indemnification. Insofar as indemnification for liability arising under the
Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities is and
Exchange Commission such indemnification is against public policy as expressed in the
Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connection of the Investment Advisor.
         --------------------------------------------------------

            Huntington  Asset  Advisors,  Inc.,  ("Huntington")  serves  as  the  investment
            adviser  to  the  Registrant.   Huntington  is  a  wholly  owned  subsidiary  of
            Huntington  Bancshares  Incorporated  ("HBI").  Huntington conducts a variety of trust  activities.  To the  knowledge of the  Registrant,  none of the directors or executive  officers of  Huntington,  except those set forth below,  is or has been at any  time  during  the  past  two  fiscal  years  engaged  in any  other business,  profession,  vocation or employment of a substantial  nature,  except that certain  directors and executive  officers also hold various positions with and engage business for HBI.

                                                POSITION WITH HUNTINGTON
            NAME                                ASSET ADVISORS, INC.
            ----                                ------------------------

            Daniel B. Benhase                   Chief Executive Officer

            B. Randolph Bateman                 Chief Investment Officer

            David Castor             Chief Financial Officer

            Ronald J. Corn           Chief Compliance Officer

            Richard A. Cheap                    Corporate Secretary

Item 27.    Principal Underwriters:
            -----------------------

            (a)  Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Excelsior Funds, Excelsior Funds,
                 Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc.,
                 FTI Funds, The Riverfront Funds, Robertsons Stephens Investment Trust,
                 Banknorth Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant
------------------            ------------------------       -----------------

Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive               --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              President,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

(c)         Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

            The Huntington Funds..........      41 South High Street
            --------------------
                                                Columbus, Ohio  43287
                                                (Notices should be sent to
                                                the Agent for Service at the
                                                address above)

            Edgewood Services, Inc........      5800 Corporate Drive
            -----------------------
            ("Distributor")                     Pittsburgh, PA  15237-7010

            Federated Services Company....      Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            Huntington Asset Advisors, Inc.           41 South High Street
            -------------------------------
            ("Adviser")                         Columbus, Ohio  43287

            The Huntington National Bank..      41 South High Street
            ----------------------------
            ("Custodian" and "Sub-              Columbus, Ohio  43287
            Administrator")

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:  Not applicable.
            ------------

SIGNATURES

    Pursuant  to the  requirements  of the  Securities  Act of 1933 and the  Investment
Company Act of 1940, the Registrant,  HUNTINGTON VA FUNDS,  certifies that it meets all of the requirements for  effectiveness of this Amendment to its Registration  Statement pursuant  to Rule 485 (b) under the  Securities  Act of 1933 and has duly  caused  this
Amendment  to  its   Registration   Statement  to  be  signed  on  its  behalf  by  the
undersigned,  thereto duly  authorized,  in the City of Pittsburgh and  Commonwealth of
Pennsylvania, on the 25th day of April, 2002.

                                  HUNTINGTON VA FUNDS

                  BY: /s/ Gail C. Jones
                  Secretary
                  Attorney in Fact for Daniel B. Benhase
                  April 25, 2002

    Pursuant to the  requirements  of the Securities Act of 1933, this Amendment to its
Registration  Statement has been signed below by the  following  person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Gail C. Jones             Attorney In Fact                April 25, 2002    Gail
C. Jones                          For the Persons
    SECRETARY                     Listed Below

    Daniel B. Benhase             President
                                  (Chief Executive Officer)

    James E. Ostrowski            Vice President and
                                  Treasurer
                                  (Accounting Officer)

    Richard J. Thomas             Treasurer
                                  (Accounting Officer)

    David S. Schoedinger*         Trustee

    John M. Shary*                Trustee

    Thomas J. Westerfield*        Trustee

    William R. Wise*              Trustee

* By Power of Attorney